Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	PRINCIPAL VARIABLE CONTRACTS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000012601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011

Asset Allocation Account (Prospectus Summary) | Asset Allocation Account
ASSET ALLOCATION ACCOUNT
Objective:
The Account seeks to generate a total investment return consistent with preservation of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Asset Allocation Account Class 1
Management Fees	0.80%
Other Expenses	0.09%
Total Annual Account Operating Expenses	0.89%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Asset Allocation Account Class 1	91	284	493	1,096

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs.
These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 188.0% of the average value of its portfolio.

Principal Investment Strategies
The Account invests in a portfolio of securities that is broadly diversified by asset class, global region, country,
economic sector, and currency.

Although the Account does not allocate a specific percentage of its assets to a class, over time, the asset mix usually
will be within the following ranges:
•      25% to 75% in equity securities;
•      25% to 60% in fixed-income securities; and
•      0% to 40% in money market instruments.

Allocation among asset classes is designed to lessen overall investment risk by diversifying the Account's assets
among different types of investments in different markets. From time-to-time, the
Sub-Advisor changes the Account's
allocation of assets in various ways, including by asset class, global region, country, economic sector, and currency,
in order to keep the portfolio in alignment with its global investment outlook.

The Account may invest up to 25% of its assets in foreign securities. The
Account may invest in high yield
(commonly known as "junk bonds"; rated BB+ or lower by Standard & Poor's
Ratings Services or Ba1 or lower by
Moody's) securities. Fixed income securities may include U.S. government securities and U.S. government
sponsored securities. The Account may invest in small cap stocks, which as of the most recent calendar year end
ranged between  $0.0 billion and  $5.2 billion, as defined by the Russell 2000®
Index, and mid cap stocks, which as of
the most recent calendar year end ranged between  $0.2 billion and  $21.8 billion, as defined by the Russell Midcap
Index.

The Account may actively trade portfolio securities in an attempt to achieve its investment objective.

The Account may utilize derivative strategies. Specifically, the Account may invest in equity index futures to manage
the equity exposure, money market futures and government bond futures to manage the fixed-income exposure, and
forward currency contracts to hedge currency risk within the portfolio.

Principal Risks
The Account may be an appropriate investment for investors seeking a moderate risk approach towards long-term
growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income
securities. The MSCI - EAFE Index NDTR D is used to show international stock performance.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '03    12.11%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q3 '02    -12.41%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Asset Allocation Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1	9.10%	4.19%	3.67%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	3.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Asset Allocation Account (Prospectus Summary) | Asset Allocation Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ASSET ALLOCATION ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks to generate a total investment return consistent with preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs.
These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 188.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	188.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account invests in a portfolio of securities that is broadly diversified by asset class, global region, country,
economic sector, and currency.

Although the Account does not allocate a specific percentage of its assets to a class, over time, the asset mix usually
will be within the following ranges:
•      25% to 75% in equity securities;
•      25% to 60% in fixed-income securities; and
•      0% to 40% in money market instruments.

Allocation among asset classes is designed to lessen overall investment risk by diversifying the Account's assets
among different types of investments in different markets. From time-to-time, the
Sub-Advisor changes the Account's
allocation of assets in various ways, including by asset class, global region, country, economic sector, and currency,
in order to keep the portfolio in alignment with its global investment outlook.

The Account may invest up to 25% of its assets in foreign securities. The
Account may invest in high yield
(commonly known as "junk bonds"; rated BB+ or lower by Standard & Poor's
Ratings Services or Ba1 or lower by
Moody's) securities. Fixed income securities may include U.S. government securities and U.S. government
sponsored securities. The Account may invest in small cap stocks, which as of the most recent calendar year end
ranged between  $0.0 billion and  $5.2 billion, as defined by the Russell 2000®
Index, and mid cap stocks, which as of
the most recent calendar year end ranged between  $0.2 billion and  $21.8 billion, as defined by the Russell Midcap
Index.

The Account may actively trade portfolio securities in an attempt to achieve its investment objective.

The Account may utilize derivative strategies. Specifically, the Account may invest in equity index futures to manage
the equity exposure, money market futures and government bond futures to manage the fixed-income exposure, and
forward currency contracts to hedge currency risk within the portfolio.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking a moderate risk approach towards long-term
growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income
securities. The MSCI - EAFE Index NDTR D is used to show international stock performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI - EAFE Index NDTR D is used to show international stock performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '03    12.11%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q3 '02    -12.41%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Asset Allocation Account (Prospectus Summary) | Asset Allocation Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.41%)
Asset Allocation Account | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Asset Allocation Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Asset Allocation Account | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
Asset Allocation Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Annual Return 2001	rr_AnnualReturn2001	(3.92%)
Annual Return 2002	rr_AnnualReturn2002	(12.94%)
Annual Return 2003	rr_AnnualReturn2003	21.61%
Annual Return 2004	rr_AnnualReturn2004	8.49%
Annual Return 2005	rr_AnnualReturn2005	5.79%
Annual Return 2006	rr_AnnualReturn2006	12.77%
Annual Return 2007	rr_AnnualReturn2007	11.78%
Annual Return 2008	rr_AnnualReturn2008	(24.84%)
Annual Return 2009	rr_AnnualReturn2009	18.81%
Annual Return 2010	rr_AnnualReturn2010	9.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.67%

Balanced Account (Prospectus Summary) | Balanced Account
BALANCED ACCOUNT
Objective:
The Account seeks to generate a total return consisting of current income and capital appreciation.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Balanced Account Class 1
Management Fees	0.60%
Other Expenses	0.06%
Total Annual Account Operating Expenses	0.66%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Balanced Account Class 1	67	211	368	822

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 209.0% of the average value of its portfolio.

Principal Investment Strategies
The Account seeks growth of capital and current income by investing primarily in equity securities and corporate
bonds. It may also invest in government bonds and notes (obligations of the
U.S. government or its agencies or
instrumentalities) and cash. Though the percentages in each category are not fixed, equity securities generally
represent 50% to 70% of the Account's assets. The remainder of the Account's assets is invested in bonds and cash.
The Account utilizes an asset allocation approach that primarily focuses on asset class allocation (equity versus fixed
income) and secondarily growth versus value, domestic versus foreign, and market capitalization size.

The Account may invest in below investment grade securities (rated BB+ or lower by S&P or Ba1 or lower by
Moody's, commonly known as "junk bonds"). The Account may invest in small cap stocks, which as of the most
recent calendar year end ranged between  $0.0 billion and  $5.2 billion, as defined by the Russell 2000® Index, and
mid cap stocks, which as of the most recent calendar year end ranged between
 $0.2 billion and  $21.8 billion, as
defined by the Russell Midcap Index. The account may actively trade securities in an attempt to achieve its objective.

The Account may utilize derivative strategies. Specifically, the Account may invest in equity index futures to manage
the equity exposure and Treasury futures to manage the fixed-income exposure.

During the fiscal year ended December 31, 2010, the average ratings of the
Account's fixed income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

56.58% in securities rated Aaa      5.81% in securities rated Ba    0.03% in securities rated C

5.42% in securities rated Aa        3.35% in securities rated B     0.04% in securities rated D

10.02% in securities rated A        1.94% in securities rated Caa   0.65% in securities not rated

16.09% in securities rated Baa      0.07% in securities rated Ca

Principal Risks
The Account may be an appropriate investment for investors seeking current income as well as long-term growth of
capital.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income
securities. The blended index is used to show the performance of the various asset classes used by the Account.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '09    12.74%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -17.87%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Balanced Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1	13.62%	2.23%	2.33%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
60% S&P 500 Index/40% Barclays Capital Aggregate Bond Index	60% S&P 500 Index/40% Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	12.13%	4.08%	3.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Balanced Account (Prospectus Summary) | Balanced Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BALANCED ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks to generate a total return consisting of current income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 209.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	209.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account seeks growth of capital and current income by investing primarily in equity securities and corporate
bonds. It may also invest in government bonds and notes (obligations of the
U.S. government or its agencies or
instrumentalities) and cash. Though the percentages in each category are not fixed, equity securities generally
represent 50% to 70% of the Account's assets. The remainder of the Account's assets is invested in bonds and cash.
The Account utilizes an asset allocation approach that primarily focuses on asset class allocation (equity versus fixed
income) and secondarily growth versus value, domestic versus foreign, and market capitalization size.

The Account may invest in below investment grade securities (rated BB+ or lower by S&P or Ba1 or lower by
Moody's, commonly known as "junk bonds"). The Account may invest in small cap stocks, which as of the most
recent calendar year end ranged between  $0.0 billion and  $5.2 billion, as defined by the Russell 2000® Index, and
mid cap stocks, which as of the most recent calendar year end ranged between
 $0.2 billion and  $21.8 billion, as
defined by the Russell Midcap Index. The account may actively trade securities in an attempt to achieve its objective.

The Account may utilize derivative strategies. Specifically, the Account may invest in equity index futures to manage
the equity exposure and Treasury futures to manage the fixed-income exposure.

During the fiscal year ended December 31, 2010, the average ratings of the
Account's fixed income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

56.58% in securities rated Aaa      5.81% in securities rated Ba    0.03% in securities rated C

5.42% in securities rated Aa        3.35% in securities rated B     0.04% in securities rated D

10.02% in securities rated A        1.94% in securities rated Caa   0.65% in securities not rated

16.09% in securities rated Baa      0.07% in securities rated Ca

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking current income as well as long-term growth of
capital.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income
securities. The blended index is used to show the performance of the various asset classes used by the Account.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '09    12.74%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -17.87%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Balanced Account (Prospectus Summary) | Balanced Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.87%)
Balanced Account | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Balanced Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Balanced Account | 60% S&P 500 Index/40% Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	60% S&P 500 Index/40% Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%
Balanced Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return 2001	rr_AnnualReturn2001	(6.96%)
Annual Return 2002	rr_AnnualReturn2002	(13.18%)
Annual Return 2003	rr_AnnualReturn2003	18.82%
Annual Return 2004	rr_AnnualReturn2004	10.05%
Annual Return 2005	rr_AnnualReturn2005	6.79%
Annual Return 2006	rr_AnnualReturn2006	11.44%
Annual Return 2007	rr_AnnualReturn2007	5.38%
Annual Return 2008	rr_AnnualReturn2008	(30.92%)
Annual Return 2009	rr_AnnualReturn2009	21.16%
Annual Return 2010	rr_AnnualReturn2010	13.62%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.33%

Bond & Mortgage Securities Account (Prospectus Summary) | Bond & Mortgage Securities Account
BOND & MORTGAGE SECURITIES ACCOUNT
Objective:
The Account seeks to provide current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bond & Mortgage Securities Account Class 1
Management Fees	0.44%
Other Expenses	0.01%
Total Annual Account Operating Expenses	0.45%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Bond & Mortgage Securities Account Class 1	46	144	252	567

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 297.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in intermediate maturity fixed-income
or debt securities rated BBB- or higher by Standard & Poor's Rating Service
("S&P") or Baa3 or higher by Moody's
Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing
an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt
securities issued or guaranteed by foreign governments payable in U.S. dollars.
The Account may also invest in
foreign securities, and up to 20% of its assets in non-investment grade securities ("junk bonds) which are securities
rated BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase.
Under normal circumstances, the
Account maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the
duration of the Barclays Capital Aggregate Bond Index, which as of December 31,
2010 was 4.8 years.

The Account may actively trade securities to achieve its investment objective and enter into dollar roll transactions
which may involve leverage. The Account may utilize derivative strategies.
Specifically, the Account may invest in
Treasury futures to manage the fixed-income exposure and credit default swaps to increase or decrease, in an
efficient manner, exposures to certain sectors or individual issuers.

During the fiscal year ended December 31, 2010, the average ratings of the
Account's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

52.39% in securities rated Aaa    6.39% in securities rated Ba    0.03% in securities rated C

6.82% in securities rated Aa      5.20% in securities rated B     0.03% in securities rated D

9.40% in securities rated A       2.24% in securities rated Caa   1.16% in securities not rated

16.27% in securities rated Baa    0.07% in securities rated Ca

Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or
otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required
of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest
rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value
over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '09      9.32%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08     -8.24%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Bond & Mortgage Securities Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1	11.65%	3.91%	4.88%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Bond & Mortgage Securities Account (Prospectus Summary) | Bond & Mortgage Securities Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BOND & MORTGAGE SECURITIES ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks to provide current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 297.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	297.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets in intermediate maturity fixed-income
or debt securities rated BBB- or higher by Standard & Poor's Rating Service
("S&P") or Baa3 or higher by Moody's
Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing
an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt
securities issued or guaranteed by foreign governments payable in U.S. dollars.
The Account may also invest in
foreign securities, and up to 20% of its assets in non-investment grade securities ("junk bonds) which are securities
rated BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase.
Under normal circumstances, the
Account maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the
duration of the Barclays Capital Aggregate Bond Index, which as of December 31,
2010 was 4.8 years.

The Account may actively trade securities to achieve its investment objective and enter into dollar roll transactions
which may involve leverage. The Account may utilize derivative strategies.
Specifically, the Account may invest in
Treasury futures to manage the fixed-income exposure and credit default swaps to increase or decrease, in an
efficient manner, exposures to certain sectors or individual issuers.

During the fiscal year ended December 31, 2010, the average ratings of the
Account's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

52.39% in securities rated Aaa    6.39% in securities rated Ba    0.03% in securities rated C

6.82% in securities rated Aa      5.20% in securities rated B     0.03% in securities rated D

9.40% in securities rated A       2.24% in securities rated Caa   1.16% in securities not rated

16.27% in securities rated Baa    0.07% in securities rated Ca

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or
otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required
of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest
rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value
over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '09      9.32%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08     -8.24%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Bond & Mortgage Securities Account (Prospectus Summary) | Bond & Mortgage Securities Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.24%)
Bond & Mortgage Securities Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Bond & Mortgage Securities Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	567
Annual Return 2001	rr_AnnualReturn2001	8.12%
Annual Return 2002	rr_AnnualReturn2002	9.26%
Annual Return 2003	rr_AnnualReturn2003	4.59%
Annual Return 2004	rr_AnnualReturn2004	4.98%
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	4.65%
Annual Return 2007	rr_AnnualReturn2007	3.41%
Annual Return 2008	rr_AnnualReturn2008	(17.06%)
Annual Return 2009	rr_AnnualReturn2009	20.91%
Annual Return 2010	rr_AnnualReturn2010	11.65%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.88%

Diversified Balanced Account (Prospectus Summary) | Diversified Balanced Account
DIVERSIFIED BALANCED ACCOUNT
Objective:
The Account seeks to provide as high a level of total return
(consisting of reinvested income and
capital appreciation) as is consistent with reasonable risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Diversified Balanced Account Class 2
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	0.27%
Total Annual Account Operating Expenses	0.58%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Diversified Balanced Account Class 2	59	186	324	726

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 20.2% of the average
value of its portfolio.

Principal Investment Strategies
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the
Account typically allocates its assets, within predetermined percentage ranges, among four Funds of Principal Funds,
Inc. ("PFI") (Institutional class shares) - the International Equity Index,
MidCap S&P 400 Index, SmallCap S&P 600
Index and the Bond Market Index Funds - and one Account of Principal Variable
Contracts Funds, Inc. ("PVC")
(Class 1 Shares) - LargeCap S&P 500 Index Account (together, the "underlying funds"). The Account will generally
allocate approximately 50% of its assets to the equity index funds according to
U.S. and non-U.S. market
capitalizations and approximately 50% to the Bond Market Index Fund for intermediate duration. The percentages
reflect the extent to which the Account will normally invest in the particular market segment represented by the
underlying funds, and the varying degrees of potential investment risk and reward represented by the Account's
investments in those market segments and its underlying funds.

Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may
alter the percentage ranges and/or substitute or remove underlying funds
(including investing in other investment
companies) when it deems appropriate in order to achieve its investment objective. The assets of the Account will be
allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook
for the economy, the financial markets, and the relative market valuations of the underlying funds. In selecting
underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past
performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style
consistency. The Account will be re-balanced monthly.

The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds
it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance
is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of
the underlying funds to achieve their investment objectives.

Principal Risks
The Account may be an appropriate investment for investors seeking the potential for a medium level of income and
a medium level of capital growth, while exposing them to a medium level of principal risk.

The diversification of the Account is designed to cushion severe losses in any one investment sector and moderate
overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The S&P 500 Index is used to show large cap U.S. equity market. The MSCI - EAFE
Index NDTR D is used to show
international stock performance. The S&P 400 Midcap Stock Index is used to show mid cap U.S. equity market. The
S&P Smallcap 600 Stock Index is used to show small cap U.S. equity market. The custom index is used to show the
performance of the various asset classes used by the Account, and the Average
Annual Total Returns table shows
performance of the components of the custom index. The weightings for the
Diversified Balanced Custom Index are
50% Barclays Capital Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI - EAFE
Index NDTR D, 4% S&P 400
Midcap Stock Index, and 4% S&P Smallcap 600 Stock Index.

Calendar Year Total Returns (%) as of 12/31 each year (Class 2 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '10      6.79%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q2 '10     -3.89%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Diversified Balanced Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 2	Class 2	10.20%	10.17%	Dec 30, 2009
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	13.88%	Dec 30, 2009
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.35%	Dec 30, 2009
MSCI - EAFE Index NDTR D	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	8.25%	Dec 30, 2009
S&P 400 Midcap Stock Index	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)	26.64%	24.95%	Dec 30, 2009
S&P Smallcap 600 Stock Index	S&P Smallcap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	26.31%	24.50%	Dec 30, 2009
Diversified Balanced Custom Index	Diversified Balanced Custom Index (reflects no deduction for fees, expenses, or taxes)	11.70%	11.11%	Dec 30, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Diversified Balanced Account (Prospectus Summary) | Diversified Balanced Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DIVERSIFIED BALANCED ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks to provide as high a level of total return
(consisting of reinvested income and
capital appreciation) as is consistent with reasonable risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 20.2% of the average
value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the
Account typically allocates its assets, within predetermined percentage ranges, among four Funds of Principal Funds,
Inc. ("PFI") (Institutional class shares) - the International Equity Index,
MidCap S&P 400 Index, SmallCap S&P 600
Index and the Bond Market Index Funds - and one Account of Principal Variable
Contracts Funds, Inc. ("PVC")
(Class 1 Shares) - LargeCap S&P 500 Index Account (together, the "underlying funds"). The Account will generally
allocate approximately 50% of its assets to the equity index funds according to
U.S. and non-U.S. market
capitalizations and approximately 50% to the Bond Market Index Fund for intermediate duration. The percentages
reflect the extent to which the Account will normally invest in the particular market segment represented by the
underlying funds, and the varying degrees of potential investment risk and reward represented by the Account's
investments in those market segments and its underlying funds.

Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may
alter the percentage ranges and/or substitute or remove underlying funds
(including investing in other investment
companies) when it deems appropriate in order to achieve its investment objective. The assets of the Account will be
allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook
for the economy, the financial markets, and the relative market valuations of the underlying funds. In selecting
underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past
performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style
consistency. The Account will be re-balanced monthly.

The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds
it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance
is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of
the underlying funds to achieve their investment objectives.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking the potential for a medium level of income and
a medium level of capital growth, while exposing them to a medium level of principal risk.

The diversification of the Account is designed to cushion severe losses in any one investment sector and moderate
overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The S&P 500 Index is used to show large cap U.S. equity market. The MSCI - EAFE
Index NDTR D is used to show
international stock performance. The S&P 400 Midcap Stock Index is used to show mid cap U.S. equity market. The
S&P Smallcap 600 Stock Index is used to show small cap U.S. equity market. The custom index is used to show the
performance of the various asset classes used by the Account, and the Average
Annual Total Returns table shows
performance of the components of the custom index. The weightings for the
Diversified Balanced Custom Index are
50% Barclays Capital Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI - EAFE
Index NDTR D, 4% S&P 400
Midcap Stock Index, and 4% S&P Smallcap 600 Stock Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 2 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '10      6.79%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q2 '10     -3.89%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Diversified Balanced Account (Prospectus Summary) | Diversified Balanced Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.89%)
Diversified Balanced Account | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Diversified Balanced Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Diversified Balanced Account | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Diversified Balanced Account | S&P 400 Midcap Stock Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Diversified Balanced Account | S&P Smallcap 600 Stock Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Smallcap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Diversified Balanced Account | Diversified Balanced Custom Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Diversified Balanced Custom Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Diversified Balanced Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	726
Annual Return 2010	rr_AnnualReturn2010	10.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009

Diversified Growth Account (Prospectus Summary) | Diversified Growth Account
DIVERSIFIED GROWTH ACCOUNT
Objective:
The Account seeks to provide long-term capital appreciation.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Diversified Growth Account Class 2
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	0.27%
Total Annual Account Operating Expenses	0.58%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Diversified Growth Account Class 2	59	186	324	726

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 13.6% of the average
value of its portfolio.

Principal Investment Strategies
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the
Account typically allocates its assets, within predetermined percentage ranges, among four Funds of Principal Funds,
Inc. ("PFI") (Institutional class shares) - the International Equity Index,
MidCap S&P 400 Index, SmallCap S&P 600
Index and the Bond Market Index Funds - and one Account of Principal Variable
Contracts Funds, Inc. ("PVC")
(Class 1 Shares) - LargeCap S&P 500 Index Account (together, the "underlying funds"). The Account will generally
allocate approximately 65% of its assets to the equity index funds according to
U.S. and non-U.S. market
capitalizations and approximately 35% to the Bond Market Index Fund for intermediate duration. The percentages
reflect the extent to which the Account will normally invest in the particular market segment represented by the
underlying funds, and the varying degrees of potential investment risk and reward represented by the Account's
investments in those market segments and its underlying funds.

Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may
alter the percentage ranges and/or substitute or remove underlying funds
(including investing in other investment
companies) when it deems appropriate in order to achieve its investment objective. The assets of the Account will be
allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook
for the economy, the financial markets, and the relative market valuations of the underlying funds. In selecting
underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past
performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style
consistency. The Account will be re-balanced monthly.

The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds
it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance
is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of
the underlying funds to achieve their investment objectives.

Principal Risks
The Account may be an appropriate investment for investors seeking the potential for a low to medium level of
income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

The diversification of the Account is designed to cushion severe losses in any one investment sector and moderate
overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income
securities. The MSCI - EAFE Index NDTR D is used to show international stock performance. The S&P 400 Midcap
Stock Index is used to show mid cap U.S. equity market. The S&P Smallcap 600
Stock Index is used to show small
cap U.S. equity market. The custom index is used to show the performance of the various asset classes used by the
Account, and the Average Annual Total Returns table shows performance of the components of the custom index.
The weightings for the Diversified Growth Custom Index are 45% S&P 500 Index,
35% Barclays Capital Aggregate
Bond Index, 10% MSCI - EAFE Index NDTR D, 5% S&P 400 Midcap Stock Index, and 5%
S&P Smallcap 600 Stock
Index.

Calendar Year Total Returns (%) as of 12/31 each year (Class 2 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '10      8.57%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q2 '10     -6.47%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Diversified Growth Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 2	Class 2	11.70%	11.67%	Dec 30, 2009
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	13.88%	Dec 30, 2009
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.35%	Dec 30, 2009
MSCI - EAFE Index NDTR D	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	8.25%	Dec 30, 2009
S&P 400 Midcap Stock Index	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)	26.64%	24.95%	Dec 30, 2009
S&P Smallcap 600 Stock Index	S&P Smallcap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	26.31%	24.50%	Dec 30, 2009
Diversified Growth Custom Index	Diversified Growth Custom Index (reflects no deduction for fees, expenses, or taxes)	12.95%	12.25%	Dec 30, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Diversified Growth Account (Prospectus Summary) | Diversified Growth Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DIVERSIFIED GROWTH ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 13.6% of the average
value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.60%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the
Account typically allocates its assets, within predetermined percentage ranges, among four Funds of Principal Funds,
Inc. ("PFI") (Institutional class shares) - the International Equity Index,
MidCap S&P 400 Index, SmallCap S&P 600
Index and the Bond Market Index Funds - and one Account of Principal Variable
Contracts Funds, Inc. ("PVC")
(Class 1 Shares) - LargeCap S&P 500 Index Account (together, the "underlying funds"). The Account will generally
allocate approximately 65% of its assets to the equity index funds according to
U.S. and non-U.S. market
capitalizations and approximately 35% to the Bond Market Index Fund for intermediate duration. The percentages
reflect the extent to which the Account will normally invest in the particular market segment represented by the
underlying funds, and the varying degrees of potential investment risk and reward represented by the Account's
investments in those market segments and its underlying funds.

Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may
alter the percentage ranges and/or substitute or remove underlying funds
(including investing in other investment
companies) when it deems appropriate in order to achieve its investment objective. The assets of the Account will be
allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook
for the economy, the financial markets, and the relative market valuations of the underlying funds. In selecting
underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past
performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style
consistency. The Account will be re-balanced monthly.

The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds
it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance
is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of
the underlying funds to achieve their investment objectives.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking the potential for a low to medium level of
income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

The diversification of the Account is designed to cushion severe losses in any one investment sector and moderate
overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income
securities. The MSCI - EAFE Index NDTR D is used to show international stock performance. The S&P 400 Midcap
Stock Index is used to show mid cap U.S. equity market. The S&P Smallcap 600
Stock Index is used to show small
cap U.S. equity market. The custom index is used to show the performance of the various asset classes used by the
Account, and the Average Annual Total Returns table shows performance of the components of the custom index.
The weightings for the Diversified Growth Custom Index are 45% S&P 500 Index,
35% Barclays Capital Aggregate
Bond Index, 10% MSCI - EAFE Index NDTR D, 5% S&P 400 Midcap Stock Index, and 5%
S&P Smallcap 600 Stock
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 2 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '10      8.57%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q2 '10     -6.47%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Diversified Growth Account (Prospectus Summary) | Diversified Growth Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.47%)
Diversified Growth Account | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Diversified Growth Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Diversified Growth Account | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Diversified Growth Account | S&P 400 Midcap Stock Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Diversified Growth Account | S&P Smallcap 600 Stock Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Smallcap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Diversified Growth Account | Diversified Growth Custom Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Diversified Growth Custom Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Diversified Growth Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	726
Annual Return 2010	rr_AnnualReturn2010	11.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009

Diversified International Account (Prospectus Summary) | Diversified International Account
DIVERSIFIED INTERNATIONAL ACCOUNT
Objective:
The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Diversified International Account	Class 1	Class 2
Management Fees	0.83%	0.83%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.06%	0.06%
Total Annual Account Operating Expenses	0.89%	1.14%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example Diversified International Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	91	284	493	1,096
Class 2	116	362	628	1,386

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 110.0% of the average value of its portfolio.

Principal Investment Strategies
The Account invests primarily in equity securities of companies domiciled in any of the nations of the world, including
those in countries with emerging markets, which are:

•    companies with their principal place of business or principal office outside the U.S. or
•    companies for which the principal securities trading market is outside the
     U.S.

The Account has no limitation on the percentage of assets that are invested in any one country or denominated in
any one currency, but the Account typically invests in at least 30 countries.
Primary consideration is given to
securities of corporations of developed areas, such as Western Europe, Canada, and
Australasia; however, the
Account may also invest in emerging market securities. The Account will invest in equity securities of small, medium,
and large capitalization companies. The Account may actively trade securities in an attempt to achieve its investment
objective.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital in markets outside
of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    21.14%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q3 '08    -24.01%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Diversified International Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 05/02/1994)	13.18%	2.86%	3.79%
Class 2	Class 2 (inception 01/08/2007)	12.91%	2.58%	3.53%
MSCI ACWI Ex-US Index	MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)	11.15%	4.82%	5.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Diversified International Account (Prospectus Summary) | Diversified International Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 110.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account invests primarily in equity securities of companies domiciled in any of the nations of the world, including
those in countries with emerging markets, which are:

•    companies with their principal place of business or principal office outside the U.S. or
•    companies for which the principal securities trading market is outside the
     U.S.

The Account has no limitation on the percentage of assets that are invested in any one country or denominated in
any one currency, but the Account typically invests in at least 30 countries.
Primary consideration is given to
securities of corporations of developed areas, such as Western Europe, Canada, and
Australasia; however, the
Account may also invest in emerging market securities. The Account will invest in equity securities of small, medium,
and large capitalization companies. The Account may actively trade securities in an attempt to achieve its investment
objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking long-term growth of capital in markets outside
of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    21.14%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q3 '08    -24.01%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Diversified International Account (Prospectus Summary) | Diversified International Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.01%)
Diversified International Account | MSCI ACWI Ex-US Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.54%
Diversified International Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Annual Return 2001	rr_AnnualReturn2001	(24.27%)
Annual Return 2002	rr_AnnualReturn2002	(16.07%)
Annual Return 2003	rr_AnnualReturn2003	32.33%
Annual Return 2004	rr_AnnualReturn2004	21.03%
Annual Return 2005	rr_AnnualReturn2005	23.79%
Annual Return 2006	rr_AnnualReturn2006	27.96%
Annual Return 2007	rr_AnnualReturn2007	16.09%
Annual Return 2008	rr_AnnualReturn2008	(46.22%)
Annual Return 2009	rr_AnnualReturn2009	27.30%
Annual Return 2010	rr_AnnualReturn2010	13.18%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 05/02/1994)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.79%
Diversified International Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 01/08/2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%

Equity Income Account (Prospectus Summary) | Equity Income Account
EQUITY INCOME ACCOUNT
Objective:
The Account seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equity Income Account	Class 1	Class 2
Management Fees	0.51%	0.51%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	none	none
Total Annual Account Operating Expenses	0.51%	0.76%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example Equity Income Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	52	164	285	640
Class 2	78	243	422	942

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 23.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in dividend-paying equity securities.
The Account usually invests in equity securities of companies with large market capitalizations (which as of the most
recent calendar year end ranged between  $1.6 billion and  $364.1 billion, as defined by the S&P 500 Index), but may
also invest in equity securities of companies with medium market capitalizations
(which as of the most recent
calendar year end ranged between  $0.2 billion and  $21.8 billion, as defined by the Russell Midcap Index). The
Account invests in value equity securities; the value orientation selection emphasizes buying equity securities that
appear to be undervalued. The Account will also invest in real estate investment trusts and securities of foreign
issuers.

Principal Risks
The Account may be an appropriate investment for investors who seek dividends to generate income or to be
reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in real
estate investment trust securities and foreign securities.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior
to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '03    15.69%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -19.89%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Equity Income Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 04/28/1998)	16.18%	2.75%	6.33%
Class 2	Class 2 (inception 05/01/2001)	15.88%	2.50%	6.09%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Equity Income Account (Prospectus Summary) | Equity Income Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EQUITY INCOME ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks to provide a relatively high level of current income and long-term growth of income and capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 23.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets in dividend-paying equity securities.
The Account usually invests in equity securities of companies with large market capitalizations (which as of the most
recent calendar year end ranged between  $1.6 billion and  $364.1 billion, as defined by the S&P 500 Index), but may
also invest in equity securities of companies with medium market capitalizations
(which as of the most recent
calendar year end ranged between  $0.2 billion and  $21.8 billion, as defined by the Russell Midcap Index). The
Account invests in value equity securities; the value orientation selection emphasizes buying equity securities that
appear to be undervalued. The Account will also invest in real estate investment trusts and securities of foreign
issuers.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors who seek dividends to generate income or to be
reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in real
estate investment trust securities and foreign securities.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior
to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '03    15.69%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -19.89%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Equity Income Account (Prospectus Summary) | Equity Income Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.89%)
Equity Income Account | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
Equity Income Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	52
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	640
Annual Return 2001	rr_AnnualReturn2001	7.92%
Annual Return 2002	rr_AnnualReturn2002	(12.51%)
Annual Return 2003	rr_AnnualReturn2003	30.10%
Annual Return 2004	rr_AnnualReturn2004	19.12%
Annual Return 2005	rr_AnnualReturn2005	10.27%
Annual Return 2006	rr_AnnualReturn2006	18.16%
Annual Return 2007	rr_AnnualReturn2007	5.24%
Annual Return 2008	rr_AnnualReturn2008	(33.94%)
Annual Return 2009	rr_AnnualReturn2009	20.00%
Annual Return 2010	rr_AnnualReturn2010	16.18%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 04/28/1998)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
Equity Income Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	942
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 05/01/2001)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.09%

Government & High Quality Bond Account f/k/a Mortgage Securities Account (Prospectus Summary) | Government & High Quality Bond Account f/k/a Mortgage Securities Account
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Objective:
The Account seeks to provide a high level of current income
consistent with safety and liquidity.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Government & High Quality Bond Account f/k/a Mortgage Securities Account	Class 1	Class 2
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	none	none
Total Annual Account Operating Expenses	0.50%	0.75%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example Government & High Quality Bond Account f/k/a Mortgage Securities Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	51	160	280	628
Class 2	77	240	417	930

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 79.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage
obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal
circumstances, the Account maintains an average portfolio duration between one and 4.5 years.

The Account may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies
or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage
obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.

Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. On March 1, 2004, the investment policies of the
predecessor Fund were modified. As a result, the predecessor Fund's performance for periods prior to that date may
not be representative of the performance it would have achieved had its current investment policies been in place.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Account's
investment philosophy than the Citigroup Mortgage Index and is a better fit for the portfolio manager's investment
process. The new index has more readily available detailed information for the portfolio managers to use when
managing the portfolio and its risks and is more widely used in the fund's peer group.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '01      4.24%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q2 '04     -1.26%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Government & High Quality Bond Account f/k/a Mortgage Securities Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 05/06/1993)	5.85%	5.60%	5.27%
Class 2	Class 2 (inception 11/06/2001)	5.65%	5.34%	5.01%
Barclays Capital MBS Fixed Rate Index	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	5.50%	6.38%	5.91%
Citigroup Mortgage Index	Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)	5.50%	6.37%	5.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Government & High Quality Bond Account f/k/a Mortgage Securities Account (Prospectus Summary) | Government & High Quality Bond Account f/k/a Mortgage Securities Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks to provide a high level of current income
consistent with safety and liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 79.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage
obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal
circumstances, the Account maintains an average portfolio duration between one and 4.5 years.

The Account may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies
or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage
obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. On March 1, 2004, the investment policies of the
predecessor Fund were modified. As a result, the predecessor Fund's performance for periods prior to that date may
not be representative of the performance it would have achieved had its current investment policies been in place.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Account's
investment philosophy than the Citigroup Mortgage Index and is a better fit for the portfolio manager's investment
process. The new index has more readily available detailed information for the portfolio managers to use when
managing the portfolio and its risks and is more widely used in the fund's peer group.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '01      4.24%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q2 '04     -1.26%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Account's investment philosophy than the Citigroup Mortgage Index and is a better fit for the portfolio manager's investment process. The new index has more readily available detailed information for the portfolio managers to use when managing the portfolio and its risks and is more widely used in the fund's peer group.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Government & High Quality Bond Account f/k/a Mortgage Securities Account (Prospectus Summary) | Government & High Quality Bond Account f/k/a Mortgage Securities Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.26%)
Government & High Quality Bond Account f/k/a Mortgage Securities Account | Barclays Capital MBS Fixed Rate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.91%
Government & High Quality Bond Account f/k/a Mortgage Securities Account | Citigroup Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.94%
Government & High Quality Bond Account f/k/a Mortgage Securities Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2001	rr_AnnualReturn2001	7.79%
Annual Return 2002	rr_AnnualReturn2002	8.87%
Annual Return 2003	rr_AnnualReturn2003	2.14%
Annual Return 2004	rr_AnnualReturn2004	3.78%
Annual Return 2005	rr_AnnualReturn2005	2.27%
Annual Return 2006	rr_AnnualReturn2006	4.45%
Annual Return 2007	rr_AnnualReturn2007	6.58%
Annual Return 2008	rr_AnnualReturn2008	4.68%
Annual Return 2009	rr_AnnualReturn2009	6.47%
Annual Return 2010	rr_AnnualReturn2010	5.85%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 05/06/1993)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.27%
Government & High Quality Bond Account f/k/a Mortgage Securities Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 11/06/2001)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.01%

Income Account (Prospectus Summary) | Income Account
INCOME ACCOUNT
Objective:
The Account seeks to provide a high level of current income
consistent with preservation of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Income Account	Class 1	Class 2
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	none	none
Total Annual Account Operating Expenses	0.50%	0.75%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example Income Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	51	160	280	628
Class 2	77	240	417	930

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 17.0% of the average value of its portfolio.

Principal Investment Strategies
The Account invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S.
government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of
which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time
of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Account maintains
an average portfolio duration that is within ±25% of the duration of the
Barclays Capital Aggregate Bond Index, which
as of December 31, 2010 was 4.8 years. The Account may also invest in foreign securities and real estate
investment trust ("REIT") securities.

During the fiscal year ended December 31, 2010, the average ratings of the
Account's fixed-income assets, based on
market value at each month-end, were as follows (all ratings are by Moody's):

28.58% in securities rated Aaa   35.77% in securities rated Baa   3.12% in securities rated Caa

0.98% in securities rated Aa     5.24% in securities rated Ba     1.73% in securities not rated

15.97% in securities rated A     8.61% in securities rated B

Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and
real estate investment trust securities.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior
to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class
2 shares.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Barclays
Capital Aggregate Bond Index is a better representation of the investment universe for this Account's investment
philosophy than the Citigroup Broad Investment-Grade Bond Index and is a better fit for the portfolio manager's
investment process. The new index has more readily available detailed information for the portfolio managers to use
when managing the portfolio and its risks and is more widely used in the fund's peer group.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09      7.98%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q3 '08     -4.21%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Income Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 05/07/1993)	8.65%	6.64%	6.84%
Class 2	Class 2 (inception 11/06/2001)	8.26%	6.38%	6.58%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Citigroup Broad Investment-Grade Bond Index	Citiigroup Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses, or taxes)	6.30%	5.98%	5.96%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Income Account (Prospectus Summary) | Income Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INCOME ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks to provide a high level of current income
consistent with preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 17.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S.
government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of
which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time
of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Account maintains
an average portfolio duration that is within ±25% of the duration of the
Barclays Capital Aggregate Bond Index, which
as of December 31, 2010 was 4.8 years. The Account may also invest in foreign securities and real estate
investment trust ("REIT") securities.

During the fiscal year ended December 31, 2010, the average ratings of the
Account's fixed-income assets, based on
market value at each month-end, were as follows (all ratings are by Moody's):

28.58% in securities rated Aaa   35.77% in securities rated Baa   3.12% in securities rated Caa

0.98% in securities rated Aa     5.24% in securities rated Ba     1.73% in securities not rated

15.97% in securities rated A     8.61% in securities rated B

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and
real estate investment trust securities.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior
to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class
2 shares.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Barclays
Capital Aggregate Bond Index is a better representation of the investment universe for this Account's investment
philosophy than the Citigroup Broad Investment-Grade Bond Index and is a better fit for the portfolio manager's
investment process. The new index has more readily available detailed information for the portfolio managers to use
when managing the portfolio and its risks and is more widely used in the fund's peer group.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09      7.98%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q3 '08     -4.21%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Account's investment philosophy than the Citigroup Broad Investment-Grade Bond Index and is a better fit for the portfolio manager's investment process. The new index has more readily available detailed information for the portfolio managers to use when managing the portfolio and its risks and is more widely used in the fund's peer group.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Income Account (Prospectus Summary) | Income Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.21%)
Income Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Income Account | Citigroup Broad Investment-Grade Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citiigroup Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.96%
Income Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2001	rr_AnnualReturn2001	8.08%
Annual Return 2002	rr_AnnualReturn2002	9.61%
Annual Return 2003	rr_AnnualReturn2003	9.78%
Annual Return 2004	rr_AnnualReturn2004	5.56%
Annual Return 2005	rr_AnnualReturn2005	2.40%
Annual Return 2006	rr_AnnualReturn2006	4.90%
Annual Return 2007	rr_AnnualReturn2007	5.90%
Annual Return 2008	rr_AnnualReturn2008	(3.47%)
Annual Return 2009	rr_AnnualReturn2009	18.37%
Annual Return 2010	rr_AnnualReturn2010	8.65%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 05/07/1993)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.84%
Income Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 11/06/2001)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.58%

International Emerging Markets Account (Prospectus Summary) | International Emerging Markets Account
INTERNATIONAL EMERGING MARKETS ACCOUNT
Objective:
The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Emerging Markets Account Class 1
Management Fees	1.25%
Other Expenses	0.14%
Total Annual Account Operating Expenses	1.39%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Emerging Markets Account Class 1	142	440	761	1,669

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 102.3% of the average value of its portfolio.

Principal Investment Strategies
The Account invests primarily in equity securities of foreign companies, which are:

•    companies with their principal place of business or principal office in emerging market countries or

•    companies for which their principal securities trading market is an emerging market country.

For this Account, "emerging market country" means any country which is considered to be an emerging country by
the international financial community (including the International Bank for
Reconstruction and Development (also
known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the
world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe.
Investing in many emerging market countries is not feasible or may involve unacceptable political risk. The Account
will invest in equity securities of small, medium, and large capitalization companies. The Account may actively trade
securities in an attempt to achieve its investment objective.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital in securities of
emerging market countries who are able to assume the increased risks of higher price volatility and currency
fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    29.44%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q3 '08    -29.34%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns International Emerging Markets Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1	18.67%	12.17%	15.27%
MSCI - Emerging Markets NDTR D Index	MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	18.88%	12.78%	15.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
International Emerging Markets Account (Prospectus Summary) | International Emerging Markets Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL EMERGING MARKETS ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 102.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.30%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account invests primarily in equity securities of foreign companies, which are:

•    companies with their principal place of business or principal office in emerging market countries or

•    companies for which their principal securities trading market is an emerging market country.

For this Account, "emerging market country" means any country which is considered to be an emerging country by
the international financial community (including the International Bank for
Reconstruction and Development (also
known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the
world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe.
Investing in many emerging market countries is not feasible or may involve unacceptable political risk. The Account
will invest in equity securities of small, medium, and large capitalization companies. The Account may actively trade
securities in an attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking long-term growth of capital in securities of
emerging market countries who are able to assume the increased risks of higher price volatility and currency
fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    29.44%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q3 '08    -29.34%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
International Emerging Markets Account (Prospectus Summary) | International Emerging Markets Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.34%)
International Emerging Markets Account | MSCI - Emerging Markets NDTR D Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.89%
International Emerging Markets Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2001	rr_AnnualReturn2001	(4.24%)
Annual Return 2002	rr_AnnualReturn2002	(7.63%)
Annual Return 2003	rr_AnnualReturn2003	57.20%
Annual Return 2004	rr_AnnualReturn2004	24.89%
Annual Return 2005	rr_AnnualReturn2005	34.29%
Annual Return 2006	rr_AnnualReturn2006	38.32%
Annual Return 2007	rr_AnnualReturn2007	42.11%
Annual Return 2008	rr_AnnualReturn2008	(54.86%)
Annual Return 2009	rr_AnnualReturn2009	68.65%
Annual Return 2010	rr_AnnualReturn2010	18.67%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.27%

LargeCap Blend Account II (Prospectus Summary) | LargeCap Blend Account II
LARGECAP BLEND ACCOUNT II
Objective:
The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap Blend Account II		Class 1	Class 2
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.02%	0.02%
Total Annual Account Operating Expenses		0.77%	1.02%
Fee Waiver	[1]	0.02%	0.02%
Total Annual Account Operating Expenses after Fee Waiver		0.75%	1.00%
[1]	Principal Management Corporation has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2012. The fee waiver will reduce the Account's Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other
mutual funds.

     The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
     redeem all of your shares at the end of those periods. The Example also assumes that your
     investment has a 5% return each year and that the Account's operating expenses remain the same. If
     separate account expenses and contract level expenses were included, expenses would be higher.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example LargeCap Blend Account II (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	77	243	425	952
Class 2	102	322	561	1,245

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 34.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index
(as of the most recent calendar year end, this range was between approximately
 $1.6 billion and  $364.1billion)) at
the time of purchase.

Employing a "blend" strategy, the Account's assets are invested in equity securities with both growth and/or value
characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued.
The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of
capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an
attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index
while slightly overweighting and underweighting certain individual equity securities relative to their weight in the
Account's benchmark index.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger,
established companies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    17.08%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4' 08    -21.92%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Blend Account II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1 (inception 05/01/2002)	13.25%	2.60%	3.74%	May 1, 2002
Class 2	Class 2 (inception 01/08/2007)	12.97%	2.35%	3.53%	May 1, 2002
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.73%	May 1, 2002

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
LargeCap Blend Account II (Prospectus Summary) | LargeCap Blend Account II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP BLEND ACCOUNT II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 34.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.70%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other
mutual funds.

     The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
     redeem all of your shares at the end of those periods. The Example also assumes that your
     investment has a 5% return each year and that the Account's operating expenses remain the same. If
     separate account expenses and contract level expenses were included, expenses would be higher.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index
(as of the most recent calendar year end, this range was between approximately
 $1.6 billion and  $364.1billion)) at
the time of purchase.

Employing a "blend" strategy, the Account's assets are invested in equity securities with both growth and/or value
characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued.
The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of
capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an
attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index
while slightly overweighting and underweighting certain individual equity securities relative to their weight in the
Account's benchmark index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger,
established companies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    17.08%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4' 08    -21.92%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
LargeCap Blend Account II (Prospectus Summary) | LargeCap Blend Account II | Class 1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.92%)
LargeCap Blend Account II (Prospectus Summary) | LargeCap Blend Account II | Class 2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
LargeCap Blend Account II | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
LargeCap Blend Account II | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Account Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	425
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	952
Annual Return 2003	rr_AnnualReturn2003	23.76%
Annual Return 2004	rr_AnnualReturn2004	10.36%
Annual Return 2005	rr_AnnualReturn2005	4.74%
Annual Return 2006	rr_AnnualReturn2006	15.72%
Annual Return 2007	rr_AnnualReturn2007	5.21%
Annual Return 2008	rr_AnnualReturn2008	(36.41%)
Annual Return 2009	rr_AnnualReturn2009	29.67%
Annual Return 2010	rr_AnnualReturn2010	13.25%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 05/01/2002)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
LargeCap Blend Account II | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Account Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	561
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,245
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 01/08/2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002

[1]	Principal Management Corporation has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2012. The fee waiver will reduce the Account's Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts Funds, Inc. and Principal Management Corporation).

LargeCap Growth Account (Prospectus Summary) | LargeCap Growth Account
LARGECAP GROWTH ACCOUNT
Objective:
The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap Growth Account	Class 1	Class 2
Management Fees	0.68%	0.68%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Total Annual Account Operating Expenses	0.69%	0.94%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example LargeCap Growth Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	70	221	384	859
Class 2	96	300	520	1,155

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 61.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1
billion)) at the time of purchase. The Account invests in growth equity securities; growth orientation emphasizes
buying equity securities of companies whose potential for growth of capital and earnings is expected to be above
average.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '09    15.79%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -25.99%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Growth Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 05/02/1994)	18.38%	2.97%	(0.53%)
Class 2	Class 2 (inception 01/08/2007)	18.05%	2.71%	(0.78%)
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
LargeCap Growth Account (Prospectus Summary) | LargeCap Growth Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP GROWTH ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 61.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1
billion)) at the time of purchase. The Account invests in growth equity securities; growth orientation emphasizes
buying equity securities of companies whose potential for growth of capital and earnings is expected to be above
average.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '09    15.79%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -25.99%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
LargeCap Growth Account (Prospectus Summary) | LargeCap Growth Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.99%)
LargeCap Growth Account | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
LargeCap Growth Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return 2001	rr_AnnualReturn2001	(25.50%)
Annual Return 2002	rr_AnnualReturn2002	(29.07%)
Annual Return 2003	rr_AnnualReturn2003	26.46%
Annual Return 2004	rr_AnnualReturn2004	9.38%
Annual Return 2005	rr_AnnualReturn2005	12.09%
Annual Return 2006	rr_AnnualReturn2006	9.92%
Annual Return 2007	rr_AnnualReturn2007	23.20%
Annual Return 2008	rr_AnnualReturn2008	(43.16%)
Annual Return 2009	rr_AnnualReturn2009	27.01%
Annual Return 2010	rr_AnnualReturn2010	18.38%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 05/02/1994)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.53%)
LargeCap Growth Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 01/08/2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.78%)

LargeCap Growth Account I (Prospectus Summary) | LargeCap Growth Account I
LARGECAP GROWTH ACCOUNT I
Objective:
The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LargeCap Growth Account I Class 1
Management Fees		0.77%
Other Expenses		0.01%
Total Annual Account Operating Expenses		0.78%
Fee Waiver	[1]	0.02%
Total Annual Account Operating Expenses after Fee Waiver		0.76%
[1]	Principal Management Corporation has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2012. The fee waiver will reduce the Account's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other
mutual funds.

     The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
     redeem all of your shares at the end of those periods. The Example also assumes that your
     investment has a 5% return each year and that the Account's operating expenses remain the same. If
     separate account expenses and contract level expenses were included, expenses would be higher.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Growth Account I Class 1	78	246	431	964

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 54.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000®
Growth Index (as of the most recent calendar year end, this range was between approximately  $0.02 billion and
 $364.1 billion)) at the time of purchase. The Account invests in growth equity securities; growth orientation
emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to
be above average. The Account may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an
attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index
while slightly overweighting and underweighting certain individual equity securities relative to their weight in the
Account's benchmark index.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    19.90%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -22.69%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Growth Account I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1	19.61%	4.57%	1.32%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
LargeCap Growth Account I (Prospectus Summary) | LargeCap Growth Account I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP GROWTH ACCOUNT I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 54.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other
mutual funds.

     The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
     redeem all of your shares at the end of those periods. The Example also assumes that your
     investment has a 5% return each year and that the Account's operating expenses remain the same. If
     separate account expenses and contract level expenses were included, expenses would be higher.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000®
Growth Index (as of the most recent calendar year end, this range was between approximately  $0.02 billion and
 $364.1 billion)) at the time of purchase. The Account invests in growth equity securities; growth orientation
emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to
be above average. The Account may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an
attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index
while slightly overweighting and underweighting certain individual equity securities relative to their weight in the
Account's benchmark index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    19.90%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -22.69%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
LargeCap Growth Account I (Prospectus Summary) | LargeCap Growth Account I | Class 1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.69%)
LargeCap Growth Account I | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
LargeCap Growth Account I | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Account Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	431
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	964
Annual Return 2001	rr_AnnualReturn2001	(14.86%)
Annual Return 2002	rr_AnnualReturn2002	(27.72%)
Annual Return 2003	rr_AnnualReturn2003	25.95%
Annual Return 2004	rr_AnnualReturn2004	9.33%
Annual Return 2005	rr_AnnualReturn2005	7.55%
Annual Return 2006	rr_AnnualReturn2006	6.21%
Annual Return 2007	rr_AnnualReturn2007	8.52%
Annual Return 2008	rr_AnnualReturn2008	(40.60%)
Annual Return 2009	rr_AnnualReturn2009	52.71%
Annual Return 2010	rr_AnnualReturn2010	19.61%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.32%

[1]	Principal Management Corporation has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2012. The fee waiver will reduce the Account's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts Funds, Inc. and Principal Management Corporation).

LargeCap S&P 500 Index Account (Prospectus Summary) | LargeCap S&P 500 Index Account
LARGECAP S&P 500 INDEX ACCOUNT
Objective:
The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap S&P 500 Index Account Class 1
Management Fees	0.25%
Other Expenses	0.02%
Total Annual Account Operating Expenses	0.27%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap S&P 500 Index Account Class 1	28	87	152	343

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 21.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies that
compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return
characteristics of the large cap universe. As of the most recent calendar year end, the market capitalization range of
the Index was between approximately  $1.6 billion and  $364.1 billion. The Account employs a passive investment
approach designed to attempt to track the performance of the Index. The Account may utilize derivative strategies.
Specifically, the Account invests in index futures and options on a daily basis to gain exposure to the Index in an
effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's 500" and "S&P 500® " are trademarks of The McGraw-Hill
      Companies, Inc. and have
      been licensed by Principal. The Account is not sponsored, endorsed, sold, or promoted by Standard & Poor's
      and Standard & Poor's makes no representation regarding the advisability of investing in the Account.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    15.69%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -22.01%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns LargeCap S&P 500 Index Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1	14.67%	2.06%	1.11%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
LargeCap S&P 500 Index Account (Prospectus Summary) | LargeCap S&P 500 Index Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP S&P 500 INDEX ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 21.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies that
compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return
characteristics of the large cap universe. As of the most recent calendar year end, the market capitalization range of
the Index was between approximately  $1.6 billion and  $364.1 billion. The Account employs a passive investment
approach designed to attempt to track the performance of the Index. The Account may utilize derivative strategies.
Specifically, the Account invests in index futures and options on a daily basis to gain exposure to the Index in an
effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's 500" and "S&P 500® " are trademarks of The McGraw-Hill
      Companies, Inc. and have
      been licensed by Principal. The Account is not sponsored, endorsed, sold, or promoted by Standard & Poor's
      and Standard & Poor's makes no representation regarding the advisability of investing in the Account.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    15.69%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -22.01%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
LargeCap S&P 500 Index Account (Prospectus Summary) | LargeCap S&P 500 Index Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.01%)
LargeCap S&P 500 Index Account | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
LargeCap S&P 500 Index Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	28
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	87
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	152
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	343
Annual Return 2001	rr_AnnualReturn2001	(12.10%)
Annual Return 2002	rr_AnnualReturn2002	(22.44%)
Annual Return 2003	rr_AnnualReturn2003	28.32%
Annual Return 2004	rr_AnnualReturn2004	10.39%
Annual Return 2005	rr_AnnualReturn2005	4.47%
Annual Return 2006	rr_AnnualReturn2006	15.57%
Annual Return 2007	rr_AnnualReturn2007	5.15%
Annual Return 2008	rr_AnnualReturn2008	(37.10%)
Annual Return 2009	rr_AnnualReturn2009	26.31%
Annual Return 2010	rr_AnnualReturn2010	14.67%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.11%

LargeCap Value Account (Prospectus Summary) | LargeCap Value Account
LARGECAP VALUE ACCOUNT
Objective:
The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Value Account Class 1
Management Fees	0.60%
Other Expenses	0.01%
Total Annual Account Operating Expenses	0.61%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Value Account Class 1	62	195	340	762

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 214.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index,
which as of the most recent calendar year end ranged between approximately  $0.2 billion and  $364.1 billion) at the
time of purchase. The Account invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Account may actively trade portfolio securities in an attempt to
achieve its investment objective.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '09    15.93%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -21.55%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Value Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1	14.08%	0.61%	2.11%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
LargeCap Value Account (Prospectus Summary) | LargeCap Value Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP VALUE ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 214.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	214.60%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index,
which as of the most recent calendar year end ranged between approximately  $0.2 billion and  $364.1 billion) at the
time of purchase. The Account invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Account may actively trade portfolio securities in an attempt to
achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '09    15.93%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -21.55%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
LargeCap Value Account (Prospectus Summary) | LargeCap Value Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.55%)
LargeCap Value Account | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
LargeCap Value Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	762
Annual Return 2001	rr_AnnualReturn2001	(8.05%)
Annual Return 2002	rr_AnnualReturn2002	(13.66%)
Annual Return 2003	rr_AnnualReturn2003	25.49%
Annual Return 2004	rr_AnnualReturn2004	12.36%
Annual Return 2005	rr_AnnualReturn2005	6.80%
Annual Return 2006	rr_AnnualReturn2006	19.95%
Annual Return 2007	rr_AnnualReturn2007	(0.10%)
Annual Return 2008	rr_AnnualReturn2008	(35.16%)
Annual Return 2009	rr_AnnualReturn2009	16.30%
Annual Return 2010	rr_AnnualReturn2010	14.08%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.11%

MidCap Blend Account (Prospectus Summary) | MidCap Blend Account
MIDCAP BLEND ACCOUNT
Objective:
The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MidCap Blend Account	Class 1	Class 2
Management Fees	0.56%	0.56%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Total Annual Account Operating Expenses	0.57%	0.82%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example MidCap Blend Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	58	183	318	714
Class 2	84	262	455	1,014

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 20.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately
 $0.2 billion and  $21.8 billion) at the
time of purchase.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment
portfolio that has a "blend" of equity securities with these characteristics.
The value orientation selection emphasizes
buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Account does not have a policy of preferring one of these categories over the other.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    18.19%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -23.92%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns MidCap Blend Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 12/18/1987)	24.10%	6.52%	7.48%
Class 2	Class 2 (inception 09/09/2009)	23.83%	6.23%	7.20%
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	25.48%	4.66%	6.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
MidCap Blend Account (Prospectus Summary) | MidCap Blend Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP BLEND ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 20.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately
 $0.2 billion and  $21.8 billion) at the
time of purchase.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment
portfolio that has a "blend" of equity securities with these characteristics.
The value orientation selection emphasizes
buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Account does not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    18.19%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -23.92%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
MidCap Blend Account (Prospectus Summary) | MidCap Blend Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.92%)
MidCap Blend Account | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%
MidCap Blend Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	714
Annual Return 2001	rr_AnnualReturn2001	(3.71%)
Annual Return 2002	rr_AnnualReturn2002	(8.75%)
Annual Return 2003	rr_AnnualReturn2003	32.81%
Annual Return 2004	rr_AnnualReturn2004	17.76%
Annual Return 2005	rr_AnnualReturn2005	9.21%
Annual Return 2006	rr_AnnualReturn2006	14.23%
Annual Return 2007	rr_AnnualReturn2007	9.45%
Annual Return 2008	rr_AnnualReturn2008	(33.92%)
Annual Return 2009	rr_AnnualReturn2009	33.76%
Annual Return 2010	rr_AnnualReturn2010	24.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 12/18/1987)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.48%
MidCap Blend Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 09/09/2009)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.20%

Money Market Account (Prospectus Summary) | Money Market Account
MONEY MARKET ACCOUNT
Objective:
The Account seeks as high a level of current income as is considered consistent with preservation of
principal and maintenance of liquidity.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Money Market Account	Class 1	Class 2
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Acquired Fund (Underlying Fund) Operating Expense	0.01%	0.01%
Total Annual Account Operating Expenses	0.46%	0.71%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example Money Market Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	47	148	258	579
Class 2	73	227	395	883

Principal Investment Strategies
The Account seeks to maintain a stable net asset value of  $1.00 per share by investing its assets in a portfolio of
high quality, short-term money market instruments issued by banks, corporations
(U.S. and non-U.S.), municipalities
and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper,
treasury bills, bonds, and shares of other money market funds. The Account maintains a dollar weighted average
portfolio maturity of 60 days or less. As with all mutual funds, the value of the Account's assets may rise or fall.

Principal Risks
The Account may be an appropriate investment for investors seeking monthly dividends without incurring much risk
to principal.

An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Account seeks to preserve the value of an
investment at  $1.00 per share, it is possible to lose money by investing in the
Account. The principal risks of
investing in the Account, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q1 '01     1.35%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '10     0.00%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Money Market Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 03/18/1983)	none	2.46%	2.19%
Class 2	Class 2 (inception 01/08/2007)	none	2.29%	1.92%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index	Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.15%	2.50%	2.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Money Market Account (Prospectus Summary) | Money Market Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MONEY MARKET ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks as high a level of current income as is considered consistent with preservation of
principal and maintenance of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account seeks to maintain a stable net asset value of  $1.00 per share by investing its assets in a portfolio of
high quality, short-term money market instruments issued by banks, corporations
(U.S. and non-U.S.), municipalities
and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper,
treasury bills, bonds, and shares of other money market funds. The Account maintains a dollar weighted average
portfolio maturity of 60 days or less. As with all mutual funds, the value of the Account's assets may rise or fall.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking monthly dividends without incurring much risk
to principal.

An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Account seeks to preserve the value of an
investment at  $1.00 per share, it is possible to lose money by investing in the
Account. The principal risks of
investing in the Account, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Account seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q1 '01     1.35%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '10     0.00%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Money Market Account (Prospectus Summary) | Money Market Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market Account | Barclays Capital U.S. Treasury Bellwethers 3 Month Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.42%
Money Market Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	579
Annual Return 2001	rr_AnnualReturn2001	3.90%
Annual Return 2002	rr_AnnualReturn2002	1.42%
Annual Return 2003	rr_AnnualReturn2003	0.74%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.69%
Annual Return 2006	rr_AnnualReturn2006	4.67%
Annual Return 2007	rr_AnnualReturn2007	4.94%
Annual Return 2008	rr_AnnualReturn2008	2.58%
Annual Return 2009	rr_AnnualReturn2009	0.22%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 03/18/1983)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.19%
Money Market Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	883
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 01/08/2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.92%

Principal Capital Appreciation Account (fka West Coast Equity Account) (Prospectus Summary) | Principal Capital Appreciation Account (fka West Coast Equity Account)
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Objective:
The Account seeks to provide long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal Capital Appreciation Account (fka West Coast Equity Account)	Class 1	Class 2
Management Fees	0.62%	0.62%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.02%	0.02%
Total Annual Account Operating Expenses	0.64%	0.89%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example Principal Capital Appreciation Account (fka West Coast Equity Account) (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	65	205	357	798
Class 2	91	284	493	1,096

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 13.7% of the average value of its portfolio.

Principal Investment Strategies
The Account invests primarily in equity securities of companies with any market capitalization, but may, have a
greater exposure to large market capitalization companies than small or medium capitalization companies.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment
portfolio that has a "blend" of equity securities with these characteristics.
The value orientation selection emphasizes
buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Account does not have a policy of preferring one of these categories over the other.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior
to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class
2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '01    30.34%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q3 '01    -25.94%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Principal Capital Appreciation Account (fka West Coast Equity Account)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 04/28/1998)	15.40%	3.99%	5.88%
Class 2	Class 2 (inception 11/06/2001)	15.11%	3.73%	5.62%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Principal Capital Appreciation Account (fka West Coast Equity Account) (Prospectus Summary) | Principal Capital Appreciation Account (fka West Coast Equity Account)
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks to provide long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 13.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.70%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account invests primarily in equity securities of companies with any market capitalization, but may, have a
greater exposure to large market capitalization companies than small or medium capitalization companies.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment
portfolio that has a "blend" of equity securities with these characteristics.
The value orientation selection emphasizes
buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Account does not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior
to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class
2 shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '01    30.34%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q3 '01    -25.94%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Principal Capital Appreciation Account (fka West Coast Equity Account) (Prospectus Summary) | Principal Capital Appreciation Account (fka West Coast Equity Account) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.94%)
Principal Capital Appreciation Account (fka West Coast Equity Account) | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%
Principal Capital Appreciation Account (fka West Coast Equity Account) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	798
Annual Return 2001	rr_AnnualReturn2001	6.88%
Annual Return 2002	rr_AnnualReturn2002	(22.55%)
Annual Return 2003	rr_AnnualReturn2003	43.35%
Annual Return 2004	rr_AnnualReturn2004	13.03%
Annual Return 2005	rr_AnnualReturn2005	8.57%
Annual Return 2006	rr_AnnualReturn2006	12.03%
Annual Return 2007	rr_AnnualReturn2007	8.73%
Annual Return 2008	rr_AnnualReturn2008	(33.37%)
Annual Return 2009	rr_AnnualReturn2009	29.82%
Annual Return 2010	rr_AnnualReturn2010	15.40%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 04/28/1998)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.88%
Principal Capital Appreciation Account (fka West Coast Equity Account) | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 11/06/2001)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%

Principal LifeTime 2010 Account (Prospectus Summary) | Principal LifeTime 2010 Account
PRINCIPAL LIFETIME 2010 ACCOUNT
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2010 Account Class 1
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	0.61%
Total Annual Account Operating Expenses	0.65%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2010 Account Class 1	66	208	362	810

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 42.1% of the average
value of its portfolio.

Principal Investment Strategies
The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and
foreign equity, real estate investments, and fixed-income Funds and other
Principal Variable Contracts Funds, Inc.
("PVC") Accounts according to an asset allocation strategy designed for investors having an investment time horizon
comparable to that of the Account. The Account's asset allocation will become more conservative over time as
investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more
risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is
managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset
class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset
classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a
particular asset class. Principal selects the underlying funds for each asset class and the target weights for each
underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative
processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of
Account shareholders. It is expected
that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
The Russell 3000 Index is used to show the performance of the largest 3000 US companies representing
approximately 98% of the investable US equity market. The MSCI - EAFE Index
NDTR D is used to show
international stock performance. Performance of a blended index shows how the
Fund's performance compares to
an index with similar investment objectives, and performance of the components of the blended index are also
shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2010
Blended Index were 30.9% Russell
3000 Index, 10.1% MSCI - EAFE Index NDTR D, and 59.0% Barclays Capital
Aggregate Bond Index.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    14.48%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -17.06%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2010 Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1	13.93%	2.78%	4.54%	Aug 30, 2004
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.19%	Aug 30, 2004
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	6.79%	Aug 30, 2004
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	5.04%	Aug 30, 2004
Principal LifeTime 2010 Blended Index	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	11.32%	3.87%	4.92%	Aug 30, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Principal LifeTime 2010 Account (Prospectus Summary) | Principal LifeTime 2010 Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 42.1% of the average
value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and
foreign equity, real estate investments, and fixed-income Funds and other
Principal Variable Contracts Funds, Inc.
("PVC") Accounts according to an asset allocation strategy designed for investors having an investment time horizon
comparable to that of the Account. The Account's asset allocation will become more conservative over time as
investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more
risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is
managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset
class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset
classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a
particular asset class. Principal selects the underlying funds for each asset class and the target weights for each
underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative
processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of
Account shareholders. It is expected
that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
The Russell 3000 Index is used to show the performance of the largest 3000 US companies representing
approximately 98% of the investable US equity market. The MSCI - EAFE Index
NDTR D is used to show
international stock performance. Performance of a blended index shows how the
Fund's performance compares to
an index with similar investment objectives, and performance of the components of the blended index are also
shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2010
Blended Index were 30.9% Russell
3000 Index, 10.1% MSCI - EAFE Index NDTR D, and 59.0% Barclays Capital
Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    14.48%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -17.06%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Principal LifeTime 2010 Account (Prospectus Summary) | Principal LifeTime 2010 Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.06%)
Principal LifeTime 2010 Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2010 Account | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2010 Account | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2010 Account | Principal LifeTime 2010 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2010 Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	810
Annual Return 2005	rr_AnnualReturn2005	5.70%
Annual Return 2006	rr_AnnualReturn2006	12.30%
Annual Return 2007	rr_AnnualReturn2007	3.74%
Annual Return 2008	rr_AnnualReturn2008	(30.91%)
Annual Return 2009	rr_AnnualReturn2009	25.07%
Annual Return 2010	rr_AnnualReturn2010	13.93%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004

Principal LifeTime 2020 Account (Prospectus Summary) | Principal LifeTime 2020 Account
PRINCIPAL LIFETIME 2020 ACCOUNT
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2020 Account Class 1
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	0.63%
Total Annual Account Operating Expenses	0.67%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2020 Account Class 1	68	214	373	835

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 37.6% of the average
value of its portfolio.

Principal Investment Strategies
The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and
foreign equity, real estate investments, and fixed-income Funds and other
Principal Variable Contracts Funds, Inc.
("PVC") Accounts according to an asset allocation strategy designed for investors having an investment time horizon
comparable to that of the Account. The Account's asset allocation will become more conservative over time as
investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more
risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is
managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset
class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset
classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a
particular asset class. Principal selects the underlying funds for each asset class and the target weights for each
underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative
processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of
Account shareholders. It is expected
that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income
securities. The MSCI - EAFE Index NDTR D is used to show international stock performance. Performance of a
blended index shows how the Account's performance companies to an index with similar investment objectives, and
performance of the components of the blended index are also shown. Effective
March 31, 2011, the weightings for
the Principal Lifetime 2020 Blended Index were 49.0% Russell 3000 Index, 19.85%
MSCI - EAFE Index NDTR D,
and 31.15% Barclays Capital Aggregate Bond Index.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    16.15%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -18.82%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2020 Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1	15.05%	3.12%	5.18%	Aug 30, 2004
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.19%	Aug 30, 2004
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	6.79%	Aug 30, 2004
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	5.04%	Aug 30, 2004
Principal LifeTime 2020 Blended Index	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	12.40%	3.56%	5.11%	Aug 30, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Principal LifeTime 2020 Account (Prospectus Summary) | Principal LifeTime 2020 Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2020 ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 37.6% of the average
value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.60%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and
foreign equity, real estate investments, and fixed-income Funds and other
Principal Variable Contracts Funds, Inc.
("PVC") Accounts according to an asset allocation strategy designed for investors having an investment time horizon
comparable to that of the Account. The Account's asset allocation will become more conservative over time as
investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more
risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is
managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset
class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset
classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a
particular asset class. Principal selects the underlying funds for each asset class and the target weights for each
underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative
processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of
Account shareholders. It is expected
that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income
securities. The MSCI - EAFE Index NDTR D is used to show international stock performance. Performance of a
blended index shows how the Account's performance companies to an index with similar investment objectives, and
performance of the components of the blended index are also shown. Effective
March 31, 2011, the weightings for
the Principal Lifetime 2020 Blended Index were 49.0% Russell 3000 Index, 19.85%
MSCI - EAFE Index NDTR D,
and 31.15% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    16.15%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -18.82%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Principal LifeTime 2020 Account (Prospectus Summary) | Principal LifeTime 2020 Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.82%)
Principal LifeTime 2020 Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2020 Account | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2020 Account | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2020 Account | Principal LifeTime 2020 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2020 Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return 2005	rr_AnnualReturn2005	6.77%
Annual Return 2006	rr_AnnualReturn2006	15.16%
Annual Return 2007	rr_AnnualReturn2007	4.87%
Annual Return 2008	rr_AnnualReturn2008	(34.16%)
Annual Return 2009	rr_AnnualReturn2009	27.49%
Annual Return 2010	rr_AnnualReturn2010	15.05%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004

Principal LifeTime 2030 Account (Prospectus Summary) | Principal LifeTime 2030 Account
PRINCIPAL LIFETIME 2030 ACCOUNT
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2030 Account Class 1
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	0.65%
Total Annual Account Operating Expenses	0.69%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2030 Account Class 1	70	221	384	859

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 36.2% of the average
value of its portfolio.

Principal Investment Strategies
The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and
foreign equity, real estate investments, and fixed-income Funds and other
Principal Variable Contracts Funds, Inc.
("PVC") Accounts according to an asset allocation strategy designed for investors having an investment time horizon
comparable to that of the Account. The Account's asset allocation will become more conservative over time as
investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more
risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is
managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset
class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset
classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a
particular asset class. Principal selects the underlying funds for each asset class and the target weights for each
underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative
processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of
Account shareholders. It is expected
that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
The MSCI - EAFE Index NDTR D is used to show international stock performance.
The Barclays Capital Aggregate
Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended
index shows how the Account's performance compares to an index with similar investment objectives, and
performance of the components of the blended index are also shown. Effective
March 31, 2011, the weightings for
the Principal LifeTime 2030 Blended Index were 54.1% Russell 3000 Index, 22.75%
MSCI - EAFE Index NDTR D,
and 23.15% Barclays Capital Aggregate Bond Index.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    16.66%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -20.20%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2030 Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1	15.40%	2.74%	4.87%	Aug 30, 2004
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.19%	Aug 30, 2004
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	6.79%	Aug 30, 2004
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	5.04%	Aug 30, 2004
Principal LifeTime 2030 Blended Index	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.04%	3.18%	5.03%	Aug 30, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Principal LifeTime 2030 Account (Prospectus Summary) | Principal LifeTime 2030 Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2030 ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 36.2% of the average
value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and
foreign equity, real estate investments, and fixed-income Funds and other
Principal Variable Contracts Funds, Inc.
("PVC") Accounts according to an asset allocation strategy designed for investors having an investment time horizon
comparable to that of the Account. The Account's asset allocation will become more conservative over time as
investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more
risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is
managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset
class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset
classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a
particular asset class. Principal selects the underlying funds for each asset class and the target weights for each
underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative
processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of
Account shareholders. It is expected
that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
The MSCI - EAFE Index NDTR D is used to show international stock performance.
The Barclays Capital Aggregate
Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended
index shows how the Account's performance compares to an index with similar investment objectives, and
performance of the components of the blended index are also shown. Effective
March 31, 2011, the weightings for
the Principal LifeTime 2030 Blended Index were 54.1% Russell 3000 Index, 22.75%
MSCI - EAFE Index NDTR D,
and 23.15% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    16.66%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -20.20%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Principal LifeTime 2030 Account (Prospectus Summary) | Principal LifeTime 2030 Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.20%)
Principal LifeTime 2030 Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2030 Account | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2030 Account | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2030 Account | Principal LifeTime 2030 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2030 Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return 2005	rr_AnnualReturn2005	6.76%
Annual Return 2006	rr_AnnualReturn2006	14.83%
Annual Return 2007	rr_AnnualReturn2007	5.97%
Annual Return 2008	rr_AnnualReturn2008	(36.42%)
Annual Return 2009	rr_AnnualReturn2009	28.22%
Annual Return 2010	rr_AnnualReturn2010	15.40%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004

Principal LifeTime 2040 Account (Prospectus Summary) | Principal LifeTime 2040 Account
PRINCIPAL LIFETIME 2040 ACCOUNT
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2040 Account Class 1
Management Fees	0.03%
Other Expenses	0.03%
Acquired Fund (Underlying Fund) Operating Expenses	0.66%
Total Annual Account Operating Expenses	0.72%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2040 Account Class 1	74	230	401	894

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 41.6% of the average
value of its portfolio.

Principal Investment Strategies
The Account operates as a "target date fund." It invests in underlying
Principal Funds, Inc. ("PFI") domestic and
foreign equity, real estate investments, and fixed-income Funds and other
Principal Variable Contracts Funds, Inc.
("PVC") Accounts according to an asset allocation strategy designed for investors having an investment time horizon
comparable to that of the Account. The Account's asset allocation will become more conservative over time as
investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more
risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is
managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset
class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset
classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a
particular asset class. Principal selects the underlying funds for each asset class and the target weights for each
underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative
processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of
Account shareholders. It is expected
that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit of the bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
The MSCI - EAFE Index NDTR D is used to show international stock performance.
The Barclays Capital Aggregate
Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended
index shows how the Account's performance compares to an index with similar investment objectives, and
performance of the components of the blended index are also shown. Effective
March 31, 2011, the weightings for
the Principal LifeTime 2040 Blended Index were 58.6% Russell 3000 Index, 25.8%
MSCI - EAFE Index NDTR D, and
15.6% Barclays Capital Aggregate Bond Index.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    17.52%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -21.31%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2040 Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1	15.81%	2.62%	5.03%	Aug 30, 2004
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.19%	Aug 30, 2004
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	6.79%	Aug 30, 2004
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	5.04%	Aug 30, 2004
Principal LifeTime 2040 Blended Index	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.48%	2.94%	5.07%	Aug 30, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Principal LifeTime 2040 Account (Prospectus Summary) | Principal LifeTime 2040 Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2040 ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 41.6% of the average
value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.60%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account operates as a "target date fund." It invests in underlying
Principal Funds, Inc. ("PFI") domestic and
foreign equity, real estate investments, and fixed-income Funds and other
Principal Variable Contracts Funds, Inc.
("PVC") Accounts according to an asset allocation strategy designed for investors having an investment time horizon
comparable to that of the Account. The Account's asset allocation will become more conservative over time as
investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more
risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is
managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset
class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset
classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a
particular asset class. Principal selects the underlying funds for each asset class and the target weights for each
underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative
processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of
Account shareholders. It is expected
that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit of the bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
The MSCI - EAFE Index NDTR D is used to show international stock performance.
The Barclays Capital Aggregate
Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended
index shows how the Account's performance compares to an index with similar investment objectives, and
performance of the components of the blended index are also shown. Effective
March 31, 2011, the weightings for
the Principal LifeTime 2040 Blended Index were 58.6% Russell 3000 Index, 25.8%
MSCI - EAFE Index NDTR D, and
15.6% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    17.52%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -21.31%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Principal LifeTime 2040 Account (Prospectus Summary) | Principal LifeTime 2040 Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.31%)
Principal LifeTime 2040 Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2040 Account | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2040 Account | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2040 Account | Principal LifeTime 2040 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2040 Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	894
Annual Return 2005	rr_AnnualReturn2005	7.27%
Annual Return 2006	rr_AnnualReturn2006	15.13%
Annual Return 2007	rr_AnnualReturn2007	6.54%
Annual Return 2008	rr_AnnualReturn2008	(38.16%)
Annual Return 2009	rr_AnnualReturn2009	29.55%
Annual Return 2010	rr_AnnualReturn2010	15.81%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004

Principal LifeTime 2050 Account (Prospectus Summary) | Principal LifeTime 2050 Account
PRINCIPAL LIFETIME 2050 ACCOUNT
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2050 Account Class 1
Management Fees	0.03%
Other Expenses	0.05%
Acquired Fund (Underlying Fund) Operating Expenses	0.67%
Total Annual Account Operating Expenses	0.75%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2050 Account Class 1	77	240	417	930

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 45.1% of the average
value of its portfolio.

Principal Investment Strategies
The Account operates as a "target date fund." It invests in underlying
Principal Funds, Inc. ("PFI") domestic and
foreign equity, real estate investments, and fixed-income Funds and other
Principal Variable Contracts Funds, Inc.
("PVC") Accounts according to an asset allocation strategy designed for investors having an investment time horizon
comparable to that of the Account. The Account's asset allocation will become more conservative over time as
investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more
risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is
managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset
class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset
classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a
particular asset class. Principal selects the underlying funds for each asset class and the target weights for each
underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative
processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of
Account shareholders. It is expected
that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
The MSCI - EAFE Index NDTR D is used to show international stock performance.
The Barclays Capital Aggregate
Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended
index shows how the Account's performance compares to an index with similar investment objectives, and
performance of the components of the blended index are also shown. Effective
March 31, 2011, the weightings for
the Principal LifeTime 2050 Blended Index were 60.7% Russell 3000 Index, 29.5%
MSCI - EAFE Index NDTR D, and
9.8% Barclays Capital Aggregate Bond Index.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    17.92%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -22.08%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2050 Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1	16.21%	2.55%	5.01%	Aug 30, 2004
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.19%	Aug 30, 2004
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	6.79%	Aug 30, 2004
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	5.04%	Aug 30, 2004
Principal LifeTime 2050 Blended Index	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.77%	2.94%	5.29%	Aug 30, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Principal LifeTime 2050 Account (Prospectus Summary) | Principal LifeTime 2050 Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2050 ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 45.1% of the average
value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account operates as a "target date fund." It invests in underlying
Principal Funds, Inc. ("PFI") domestic and
foreign equity, real estate investments, and fixed-income Funds and other
Principal Variable Contracts Funds, Inc.
("PVC") Accounts according to an asset allocation strategy designed for investors having an investment time horizon
comparable to that of the Account. The Account's asset allocation will become more conservative over time as
investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more
risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is
managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset
class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset
classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a
particular asset class. Principal selects the underlying funds for each asset class and the target weights for each
underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative
processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of
Account shareholders. It is expected
that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
The MSCI - EAFE Index NDTR D is used to show international stock performance.
The Barclays Capital Aggregate
Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended
index shows how the Account's performance compares to an index with similar investment objectives, and
performance of the components of the blended index are also shown. Effective
March 31, 2011, the weightings for
the Principal LifeTime 2050 Blended Index were 60.7% Russell 3000 Index, 29.5%
MSCI - EAFE Index NDTR D, and
9.8% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    17.92%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -22.08%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Principal LifeTime 2050 Account (Prospectus Summary) | Principal LifeTime 2050 Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.08%)
Principal LifeTime 2050 Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2050 Account | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2050 Account | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2050 Account | Principal LifeTime 2050 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime 2050 Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2005	rr_AnnualReturn2005	7.56%
Annual Return 2006	rr_AnnualReturn2006	15.49%
Annual Return 2007	rr_AnnualReturn2007	6.62%
Annual Return 2008	rr_AnnualReturn2008	(39.05%)
Annual Return 2009	rr_AnnualReturn2009	30.04%
Annual Return 2010	rr_AnnualReturn2010	16.21%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004

Principal LifeTime Strategic Income Account (Prospectus Summary) | Principal LifeTime Strategic Income Account
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Objective:
The Account seeks current income,

and as a secondary objective, capital appreciation.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime Strategic Income Account Class 1
Management Fees	0.03%
Other Expenses	0.02%
Acquired Fund (Underlying Fund) Operating Expenses	0.55%
Total Annual Account Operating Expenses	0.60%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime Strategic Income Account Class 1	61	192	335	750

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 40.5% of the average
value of its portfolio.

Principal Investment Strategies
The Account invests in underlying Principal Funds, Inc. ("PFI") domestic and foreign equity, real estate investments,
and fixed-income Funds and other Principal Variable Contracts Funds, Inc.
("PVC") Accounts according to an asset
allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The
Account's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement
age of 65. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed
by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global Investors, LLC
("PGI"), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset
class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset
classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a
particular asset class. Principal selects the underlying funds for each asset class and the target weights for each
underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative
processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Account must invest in a specific asset class or underlying fund.

There is no guarantee that this Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit in a bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Russell 3000 Index is used to show the performance of the largest 3000 US companies representing
approximately 98% of the investable US equity market. The MSCI - EAFE Index NDTR
D is used to show
international stock performance. Performance of a blended index shows how the
Account's performance compares
to an index with similar investment objectives, and performance of the components of the blended index are also
shown. Effective March 31, 2011, the weightings for the Principal LifeTime
Strategic Income Blended Index were
18.0% Russell 3000 Index, 4.4% MSCI - EAFE Index NDTR D, and 77.6% Barclays
Capital Aggregate Bond Index.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    10.25%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -12.55%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime Strategic Income Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1	11.24%	2.55%	3.99%	Aug 30, 2004
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.19%	Aug 30, 2004
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	6.79%	Aug 30, 2004
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	5.04%	Aug 30, 2004
Principal LifeTime Strategic Income Blended Index	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	8.92%	5.32%	5.64%	Aug 30, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Principal LifeTime Strategic Income Account (Prospectus Summary) | Principal LifeTime Strategic Income Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks current income,

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
and as a secondary objective, capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 40.5% of the average
value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account invests in underlying Principal Funds, Inc. ("PFI") domestic and foreign equity, real estate investments,
and fixed-income Funds and other Principal Variable Contracts Funds, Inc.
("PVC") Accounts according to an asset
allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The
Account's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement
age of 65. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed
by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global Investors, LLC
("PGI"), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset
class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset
classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a
particular asset class. Principal selects the underlying funds for each asset class and the target weights for each
underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative
processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Account must invest in a specific asset class or underlying fund.

There is no guarantee that this Account will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the
proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Account is not a deposit in a bank and is not insured or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may
not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Russell 3000 Index is used to show the performance of the largest 3000 US companies representing
approximately 98% of the investable US equity market. The MSCI - EAFE Index NDTR
D is used to show
international stock performance. Performance of a blended index shows how the
Account's performance compares
to an index with similar investment objectives, and performance of the components of the blended index are also
shown. Effective March 31, 2011, the weightings for the Principal LifeTime
Strategic Income Blended Index were
18.0% Russell 3000 Index, 4.4% MSCI - EAFE Index NDTR D, and 77.6% Barclays
Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    10.25%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -12.55%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Principal LifeTime Strategic Income Account (Prospectus Summary) | Principal LifeTime Strategic Income Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.55%)
Principal LifeTime Strategic Income Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime Strategic Income Account | MSCI - EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime Strategic Income Account | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime Strategic Income Account | Principal LifeTime Strategic Income Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Principal LifeTime Strategic Income Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	750
Annual Return 2005	rr_AnnualReturn2005	4.96%
Annual Return 2006	rr_AnnualReturn2006	10.26%
Annual Return 2007	rr_AnnualReturn2007	2.12%
Annual Return 2008	rr_AnnualReturn2008	(23.89%)
Annual Return 2009	rr_AnnualReturn2009	18.95%
Annual Return 2010	rr_AnnualReturn2010	11.24%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004

Real Estate Securities Account (Prospectus Summary) | Real Estate Securities Account
REAL ESTATE SECURITIES ACCOUNT
Objective:
The Account seeks to generate a total return.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Real Estate Securities Account	Class 1	Class 2
Management Fees	0.88%	0.88%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Total Annual Account Operating Expenses	0.89%	1.14%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example Real Estate Securities Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	91	284	493	1,096
Class 2	116	362	628	1,386

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 48.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies
principally engaged in the real estate industry. For this Account's investment policies, a real estate company has at
least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real
estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings
such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to
the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.
The Account will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level
federal income taxes by meeting certain requirements of the Internal Revenue
Code.

The Account may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Account is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Account's share price than would occur in a more diversified fund.

Principal Risks
The Account may be an appropriate investment for investors who seek a total return, want to invest in companies
engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '09    33.51%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -34.16%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Real Estate Securities Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 05/01/1998)	25.70%	4.12%	11.99%
Class 2	Class 2 (inception 01/08/2007)	25.29%	3.86%	11.73%
MSCI US REIT Index	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	28.48%	2.99%	10.57%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Real Estate Securities Account (Prospectus Summary) | Real Estate Securities Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	REAL ESTATE SECURITIES ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks to generate a total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 48.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies
principally engaged in the real estate industry. For this Account's investment policies, a real estate company has at
least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real
estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings
such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to
the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.
The Account will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level
federal income taxes by meeting certain requirements of the Internal Revenue
Code.

The Account may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Account is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Account's share price than would occur in a more diversified fund.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Account may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors who seek a total return, want to invest in companies
engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q3 '09    33.51%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -34.16%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Real Estate Securities Account (Prospectus Summary) | Real Estate Securities Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.16%)
Real Estate Securities Account | MSCI US REIT Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.57%
Real Estate Securities Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Annual Return 2001	rr_AnnualReturn2001	8.75%
Annual Return 2002	rr_AnnualReturn2002	7.72%
Annual Return 2003	rr_AnnualReturn2003	38.91%
Annual Return 2004	rr_AnnualReturn2004	34.53%
Annual Return 2005	rr_AnnualReturn2005	15.85%
Annual Return 2006	rr_AnnualReturn2006	36.61%
Annual Return 2007	rr_AnnualReturn2007	(17.69%)
Annual Return 2008	rr_AnnualReturn2008	(32.86%)
Annual Return 2009	rr_AnnualReturn2009	28.92%
Annual Return 2010	rr_AnnualReturn2010	25.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 05/01/1998)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.99%
Real Estate Securities Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 01/08/2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.73%

Short-Term Income Account (Prospectus Summary) | Short-Term Income Account
SHORT-TERM INCOME ACCOUNT
Objective:
The Account seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Short-Term Income Account		Class 1	Class 2
Management Fees		0.49%	0.49%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.02%	0.02%
Total Annual Account Operating Expenses		0.51%	0.76%
Expense Reimbursement	[1]	0.01%	0.01%
Total Annual Account Operating Expenses after Expense Reimbursement		0.50%	0.75%
[1]	Principal Management Corporation has contractually agreed to reduce the Account's expenses by 0.01% through the period ending April 30, 2012. This agreement can be terminated by mutual agreement of the parties (Principal Variable Contract Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other
mutual funds.

     The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
     redeem all of your shares at the end of those periods. The Example also assumes that your
     investment has a 5% return each year and that the Account's operating expenses remain the same. If
     separate account expenses and contract level expenses were included, expenses would be higher.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example Short-Term Income Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	51	162	284	639
Class 2	77	241	421	941

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 85.4% of the average value of its portfolio.

Principal Investment Strategies
The Account invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of
purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Account maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of
the duration of the Barclays Capital Credit 1-3 year Index which as of December
31, 2010 was 1.9 years. The
Account's investments may also include corporate securities, U.S. and foreign government securities, mortgage-
backed and asset-backed securities, and real estate investment trust securities.

The Account may invest in securities denominated in foreign currencies and in securities of foreign issuers. The
Account may utilize derivative strategies. Specifically, the Account may invest in Treasury futures to manage fixed
income exposure.

Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior
to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class
2 shares.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3
Years Index and is a better fit for the
portfolio manager's investment process. The new index has more readily available detailed information for the
portfolio managers to use when managing the portfolio and its risks and is more widely used in the fund's peer group.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09      3.23%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08     -2.03%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Short-Term Income Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 01/12/1994)	4.20%	4.48%	4.59%
Class 2	Class 2 (inception 11/06/2001)	4.37%	4.23%	4.36%
Barclays Capital Credit 1-3 Years Index	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	4.15%	5.27%	5.09%
Citigroup Broad Investment-Grade Credit 1-3 Years Index	Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	3.95%	5.12%	5.10%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Short-Term Income Account (Prospectus Summary) | Short-Term Income Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SHORT-TERM INCOME ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 85.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other
mutual funds.

     The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
     redeem all of your shares at the end of those periods. The Example also assumes that your
     investment has a 5% return each year and that the Account's operating expenses remain the same. If
     separate account expenses and contract level expenses were included, expenses would be higher.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Account invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of
purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Account maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of
the duration of the Barclays Capital Credit 1-3 year Index which as of December
31, 2010 was 1.9 years. The
Account's investments may also include corporate securities, U.S. and foreign government securities, mortgage-
backed and asset-backed securities, and real estate investment trust securities.

The Account may invest in securities denominated in foreign currencies and in securities of foreign issuers. The
Account may utilize derivative strategies. Specifically, the Account may invest in Treasury futures to manage fixed
income exposure.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the Account.
An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may
increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce
disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior
to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class
2 shares.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3
Years Index and is a better fit for the
portfolio manager's investment process. The new index has more readily available detailed information for the
portfolio managers to use when managing the portfolio and its risks and is more widely used in the fund's peer group.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09      3.23%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08     -2.03%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3 Years Index and is a better fit for the portfolio manager's investment process. The new index has more readily available detailed information for the portfolio managers to use when managing the portfolio and its risks and is more widely used in the fund's peer group.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Short-Term Income Account (Prospectus Summary) | Short-Term Income Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.03%)
Short-Term Income Account (Prospectus Summary) | Short-Term Income Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Short-Term Income Account | Barclays Capital Credit 1-3 Years Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
Short-Term Income Account | Citigroup Broad Investment-Grade Credit 1-3 Years Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.10%
Short-Term Income Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.51%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Account Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	162
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	284
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	639
Annual Return 2001	rr_AnnualReturn2001	8.15%
Annual Return 2002	rr_AnnualReturn2002	6.26%
Annual Return 2003	rr_AnnualReturn2003	5.52%
Annual Return 2004	rr_AnnualReturn2004	2.07%
Annual Return 2005	rr_AnnualReturn2005	1.64%
Annual Return 2006	rr_AnnualReturn2006	4.59%
Annual Return 2007	rr_AnnualReturn2007	4.50%
Annual Return 2008	rr_AnnualReturn2008	(0.57%)
Annual Return 2009	rr_AnnualReturn2009	9.94%
Annual Return 2010	rr_AnnualReturn2010	4.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 01/12/1994)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.59%
Short-Term Income Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Account Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	241
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	421
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	941
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 11/06/2001)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.36%

[1]	Principal Management Corporation has contractually agreed to reduce the Account's expenses by 0.01% through the period ending April 30, 2012. This agreement can be terminated by mutual agreement of the parties (Principal Variable Contract Funds, Inc. and Principal Management Corporation).

SmallCap Blend Account (Prospectus Summary) | SmallCap Blend Account
SMALLCAP BLEND ACCOUNT
Objective:
The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap Blend Account Class 1
Management Fees	0.85%
Other Expenses	0.03%
Acquired Fund (Underlying Fund) Operating Expense	0.04%
Total Annual Account Operating Expenses	0.92%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Blend Account Class 1	94	293	509	1,131

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 69.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of
the most recent calendar year end, this range was between approximately  $0.0 billion and  $5.2 billion)) at the time of
purchase.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment
portfolio that has a "blend" of equity securities with these characteristics.
The value orientation selection emphasizes
buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Account does not have a policy of preferring one of these categories over the other.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for volatile fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q4 '01    25.67%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -26.33%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Blend Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1	24.26%	1.93%	3.71%
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	26.85%	4.47%	6.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
SmallCap Blend Account (Prospectus Summary) | SmallCap Blend Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP BLEND ACCOUNT
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 69.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of
the most recent calendar year end, this range was between approximately  $0.0 billion and  $5.2 billion)) at the time of
purchase.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment
portfolio that has a "blend" of equity securities with these characteristics.
The value orientation selection emphasizes
buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Account does not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for volatile fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q4 '01    25.67%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -26.33%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
SmallCap Blend Account (Prospectus Summary) | SmallCap Blend Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.33%)
SmallCap Blend Account | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
SmallCap Blend Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund (Underlying Fund) Operating Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2001	rr_AnnualReturn2001	2.55%
Annual Return 2002	rr_AnnualReturn2002	(27.33%)
Annual Return 2003	rr_AnnualReturn2003	36.82%
Annual Return 2004	rr_AnnualReturn2004	19.82%
Annual Return 2005	rr_AnnualReturn2005	7.04%
Annual Return 2006	rr_AnnualReturn2006	12.70%
Annual Return 2007	rr_AnnualReturn2007	1.65%
Annual Return 2008	rr_AnnualReturn2008	(36.73%)
Annual Return 2009	rr_AnnualReturn2009	22.18%
Annual Return 2010	rr_AnnualReturn2010	24.26%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.71%

SmallCap Growth Account II (Prospectus Summary) | SmallCap Growth Account II
SMALLCAP GROWTH ACCOUNT II
Objective:
The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SmallCap Growth Account II		Class 1	Class 2
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.05%	0.05%
Total Annual Account Operating Expenses		1.05%	1.30%
Fee Waiver	[1]	0.02%	0.02%
Total Annual Account Operating Expenses after Fee Waiver		1.03%	1.28%
[1]	Principal Management Corporation has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2012. The fee waiver will reduce the Account's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other
mutual funds.

     The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
     redeem all of your shares at the end of those periods. The Example also assumes that your
     investment has a 5% return each year and that the Account's operating expenses remain the same. If
     separate account expenses and contract level expenses were included, expenses would be higher.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example SmallCap Growth Account II (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	105	331	577	1,280
Class 2	130	409	710	1,565

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 82.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1)  $2.5 billion or
2) the highest market capitalization of the companies in the Russell 2000 Growth
Index (as of the most recent
calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time of purchase. The
Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies
whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an
attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index
while slightly overweighting and underweighting certain individual equity securities relative to their weight in the
Account's benchmark index.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q4 '01    28.33%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q3 '01    -37.66%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Growth Account II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 05/01/1998)	26.93%	2.40%	(3.28%)
Class 2	Class 2 (inception 01/08/2007)	26.69%	2.14%	(3.55%)
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
SmallCap Growth Account II (Prospectus Summary) | SmallCap Growth Account II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP GROWTH ACCOUNT II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 82.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other
mutual funds.

     The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
     redeem all of your shares at the end of those periods. The Example also assumes that your
     investment has a 5% return each year and that the Account's operating expenses remain the same. If
     separate account expenses and contract level expenses were included, expenses would be higher.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1)  $2.5 billion or
2) the highest market capitalization of the companies in the Russell 2000 Growth
Index (as of the most recent
calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time of purchase. The
Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies
whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an
attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index
while slightly overweighting and underweighting certain individual equity securities relative to their weight in the
Account's benchmark index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q4 '01    28.33%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q3 '01    -37.66%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
SmallCap Growth Account II (Prospectus Summary) | SmallCap Growth Account II | Class 1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.66%)
SmallCap Growth Account II (Prospectus Summary) | SmallCap Growth Account II | Class 2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
SmallCap Growth Account II | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
SmallCap Growth Account II | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Account Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	577
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,280
Annual Return 2001	rr_AnnualReturn2001	(32.01%)
Annual Return 2002	rr_AnnualReturn2002	(45.85%)
Annual Return 2003	rr_AnnualReturn2003	45.64%
Annual Return 2004	rr_AnnualReturn2004	11.24%
Annual Return 2005	rr_AnnualReturn2005	6.67%
Annual Return 2006	rr_AnnualReturn2006	8.97%
Annual Return 2007	rr_AnnualReturn2007	5.00%
Annual Return 2008	rr_AnnualReturn2008	(41.15%)
Annual Return 2009	rr_AnnualReturn2009	31.74%
Annual Return 2010	rr_AnnualReturn2010	26.93%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 05/01/1998)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.28%)
SmallCap Growth Account II | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Account Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	710
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,565
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 01/08/2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.55%)

[1]	Principal Management Corporation has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2012. The fee waiver will reduce the Account's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts Funds, Inc. and Principal Management Corporation).

SmallCap Value Account I (Prospectus Summary) | SmallCap Value Account I
SMALLCAP VALUE ACCOUNT I
Objective:
The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SmallCap Value Account I		Class 1	Class 2
Management Fees		1.09%	1.09%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.04%	0.04%
Acquired Fund (Underlying Fund) Operating Expense		0.12%	0.12%
Total Annual Account Operating Expenses		1.25%	1.50%
Fee Waiver and Expense Reimbursement	[1][2]	0.14%	0.14%
Total Annual Account Operating Expenses after Fee Waiver and Expense Reimbursement		1.11%	1.36%
[1]	Principal Management Corporation has contractually agreed to limit the Account's expenses attributable to Class 1 and Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending April 30, 2012. The expense limits will maintain a total level of operating expenses, not including Acquired Fund Fees and Expenses or interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.99% for Class 1 shares and 1.24% for Class 2 shares. This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts Funds, Inc. and Principal Management Corporation).
[2]	Principal Management Corporation has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2012. The fee waiver will reduce the Account's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example SmallCap Value Account I (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	113	378	668	1,495
Class 2	138	456	801	1,774

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 63.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in a diversified group of equity
securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies
in the Russell 2000® Value Index (as of the most recent calendar year end, this range was between approximately
 $0.02 billion and  $4.1 billion)) at the time of purchase. The Account invests in value equity securities; the value
orientation selection emphasizes buying equity securities that appear to be undervalued. The Account's assets may
be invested in foreign securities and real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an
attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index
while slightly overweighting and underweighting certain individual equity securities relative to their weight in the
Account's benchmark index.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '03    23.76%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -25.12%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Value Account I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 05/01/1998)	26.06%	1.40%	7.41%
Class 2	Class 2 (inception 01/08/2007)	25.81%	1.18%	7.19%
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	8.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
SmallCap Value Account I (Prospectus Summary) | SmallCap Value Account I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP VALUE ACCOUNT I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Account seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected
in annual Account operating expenses or in the example, affect the Account's performance. During the most recent
fiscal year, the Account's portfolio turnover rate was 63.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.80%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets in a diversified group of equity
securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies
in the Russell 2000® Value Index (as of the most recent calendar year end, this range was between approximately
 $0.02 billion and  $4.1 billion)) at the time of purchase. The Account invests in value equity securities; the value
orientation selection emphasizes buying equity securities that appear to be undervalued. The Account's assets may
be invested in foreign securities and real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an
attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index
while slightly overweighting and underweighting certain individual equity securities relative to their weight in the
Account's benchmark index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Account may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors
affect that value, and it is possible to lose money by investing in the
Account. An investment in the Account is not a
deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1
shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher
expenses of Class 2 shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '03    23.76%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -25.12%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
SmallCap Value Account I (Prospectus Summary) | SmallCap Value Account I | Class 1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.12%)
SmallCap Value Account I (Prospectus Summary) | SmallCap Value Account I | Class 2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
SmallCap Value Account I | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
SmallCap Value Account I | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.09%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund (Underlying Fund) Operating Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[2]
Total Annual Account Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	668
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,495
Annual Return 2001	rr_AnnualReturn2001	6.25%
Annual Return 2002	rr_AnnualReturn2002	(8.86%)
Annual Return 2003	rr_AnnualReturn2003	50.61%
Annual Return 2004	rr_AnnualReturn2004	23.08%
Annual Return 2005	rr_AnnualReturn2005	6.22%
Annual Return 2006	rr_AnnualReturn2006	18.64%
Annual Return 2007	rr_AnnualReturn2007	(9.52%)
Annual Return 2008	rr_AnnualReturn2008	(31.82%)
Annual Return 2009	rr_AnnualReturn2009	16.20%
Annual Return 2010	rr_AnnualReturn2010	26.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 05/01/1998)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.41%
SmallCap Value Account I | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund (Underlying Fund) Operating Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[2]
Total Annual Account Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	801
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,774
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 01/08/2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.19%

[1]	Principal Management Corporation has contractually agreed to limit the Account's expenses attributable to Class 1 and Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending April 30, 2012. The expense limits will maintain a total level of operating expenses, not including Acquired Fund Fees and Expenses or interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.99% for Class 1 shares and 1.24% for Class 2 shares. This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts Funds, Inc. and Principal Management Corporation).
[2]	Principal Management Corporation has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2012. The fee waiver will reduce the Account's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts Funds, Inc. and Principal Management Corporation).

Strategic Asset Management Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Balanced Portfolio Account
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide as high a level of total return
(consisting of reinvested income and
capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios,
the Balanced Portfolio should offer investors the potential for a medium level of income and a medium
level of capital growth, while exposing them to a medium level of principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Balanced Portfolio Account	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Acquired Fund (Underlying Fund) Operating Expense	0.64%	0.64%
Total Annual Account Operating Expenses	0.88%	1.13%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example Strategic Asset Management Balanced Portfolio Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	90	281	488	1,084
Class 2	115	359	622	1,375

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 36.3% of the average
value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty
funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying
Fund based on the investment
profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within
predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy,
the financial markets and the relative market valuations of the Underlying
Funds.

The Portfolio:

•    Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-
     income fund

•    Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund

•    Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios indirectly through
the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolio indirectly through the
underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior
to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class
2 shares.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income
securities. Performance of a blended index shows how the Account's performance compares to an index with similar
investment objectives, and performance of the components of the blended index are also shown. The weightings for
Capital Benchmark 60/40 are 60% S&P 500 Index and 40% Barclays Capital
Aggregate Bond Index.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    13.21%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -14.58%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Balanced Portfolio Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 06/03/1997)	13.61%	4.53%	5.03%
Class 2	Class 2 (inception 11/06/2001)	13.34%	4.29%	4.78%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Capital Benchmark (60/40)	Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	12.13%	4.08%	3.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Strategic Asset Management Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Balanced Portfolio Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide as high a level of total return
(consisting of reinvested income and
capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios,
the Balanced Portfolio should offer investors the potential for a medium level of income and a medium
level of capital growth, while exposing them to a medium level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 36.3% of the average
value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.30%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty
funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying
Fund based on the investment
profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within
predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy,
the financial markets and the relative market valuations of the Underlying
Funds.

The Portfolio:

•    Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-
     income fund

•    Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund

•    Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios indirectly through
the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolio indirectly through the
underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior
to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class
2 shares.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income
securities. Performance of a blended index shows how the Account's performance compares to an index with similar
investment objectives, and performance of the components of the blended index are also shown. The weightings for
Capital Benchmark 60/40 are 60% S&P 500 Index and 40% Barclays Capital
Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    13.21%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -14.58%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Strategic Asset Management Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Balanced Portfolio Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.58%)
Strategic Asset Management Balanced Portfolio Account | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Balanced Portfolio Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Balanced Portfolio Account | Capital Benchmark (60/40)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%
Strategic Asset Management Balanced Portfolio Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Annual Return 2001	rr_AnnualReturn2001	0.13%
Annual Return 2002	rr_AnnualReturn2002	(8.78%)
Annual Return 2003	rr_AnnualReturn2003	22.74%
Annual Return 2004	rr_AnnualReturn2004	10.12%
Annual Return 2005	rr_AnnualReturn2005	6.01%
Annual Return 2006	rr_AnnualReturn2006	10.61%
Annual Return 2007	rr_AnnualReturn2007	8.67%
Annual Return 2008	rr_AnnualReturn2008	(26.18%)
Annual Return 2009	rr_AnnualReturn2009	23.84%
Annual Return 2010	rr_AnnualReturn2010	13.61%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 06/03/1997)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.03%
Strategic Asset Management Balanced Portfolio Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 11/06/2001)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.78%

Strategic Asset Management Conservative Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio Account
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return
(consisting of reinvestment of income and
capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the
other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium
to high level of income and a medium to low level of capital growth, while exposing them to a medium
to low level of principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Conservative Balanced Portfolio Account	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	0.60%	0.60%
Total Annual Account Operating Expenses	0.84%	1.09%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example Strategic Asset Management Conservative Balanced Portfolio Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	86	268	466	1,037
Class 2	111	347	601	1,329

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 34.4% of the average
value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a
medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty
funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying
Fund based on the investment
profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within
predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy,
the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•     Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-
      income fund

•     Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund

•     Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios
indirectly through the underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios indirectly
through the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Effective August
1, 2000, the investment objective
and policies of the predecessor fund changed. Accordingly, the performance of the predecessor fund shown above
may not reflect what the predecessor fund's performance would have been under its current investment objective
and policies. The predecessor fund's performance between 1999 and 2003 benefited from the agreement of Edge
and its affiliates to limit the predecessor fund's expenses. Performance of the
Class 2 shares for periods prior to
inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class
2 shares.

The S&P 500 Index is used to show performance of the large cap U.S. equity market. Performance of a blended
index shows how the Account's performance compares to an index with similar investment objectives, and
performance of the components of the blended index are also shown. The weightings for Capital Benchmark 40/60
are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    11.00%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -10.39%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Conservative Balanced Portfolio Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 04/23/1998)	11.84%	5.08%	5.45%
Class 2	Class 2 (inception 11/06/2001)	11.73%	4.83%	5.19%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Capital Benchmark (40/60)	Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	10.41%	4.78%	4.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Strategic Asset Management Conservative Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide a high level of total return
(consisting of reinvestment of income and
capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the
other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium
to high level of income and a medium to low level of capital growth, while exposing them to a medium
to low level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 34.4% of the average
value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a
medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty
funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying
Fund based on the investment
profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within
predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy,
the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•     Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-
      income fund

•     Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund

•     Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios
indirectly through the underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios indirectly
through the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Effective August
1, 2000, the investment objective
and policies of the predecessor fund changed. Accordingly, the performance of the predecessor fund shown above
may not reflect what the predecessor fund's performance would have been under its current investment objective
and policies. The predecessor fund's performance between 1999 and 2003 benefited from the agreement of Edge
and its affiliates to limit the predecessor fund's expenses. Performance of the
Class 2 shares for periods prior to
inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class
2 shares.

The S&P 500 Index is used to show performance of the large cap U.S. equity market. Performance of a blended
index shows how the Account's performance compares to an index with similar investment objectives, and
performance of the components of the blended index are also shown. The weightings for Capital Benchmark 40/60
are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    11.00%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -10.39%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Strategic Asset Management Conservative Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.39%)
Strategic Asset Management Conservative Balanced Portfolio Account | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Conservative Balanced Portfolio Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Conservative Balanced Portfolio Account | Capital Benchmark (40/60)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.42%
Strategic Asset Management Conservative Balanced Portfolio Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2001	rr_AnnualReturn2001	2.41%
Annual Return 2002	rr_AnnualReturn2002	(2.26%)
Annual Return 2003	rr_AnnualReturn2003	17.09%
Annual Return 2004	rr_AnnualReturn2004	8.21%
Annual Return 2005	rr_AnnualReturn2005	4.59%
Annual Return 2006	rr_AnnualReturn2006	8.83%
Annual Return 2007	rr_AnnualReturn2007	7.55%
Annual Return 2008	rr_AnnualReturn2008	(19.21%)
Annual Return 2009	rr_AnnualReturn2009	21.15%
Annual Return 2010	rr_AnnualReturn2010	11.84%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 04/23/1998)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.45%
Strategic Asset Management Conservative Balanced Portfolio Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 11/06/2001)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.19%

Strategic Asset Management Conservative Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio Account
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios,
the Conservative Growth Portfolio should offer investors the potential for a low to medium level of
income and a medium to high level of capital growth, while exposing them to a medium to high level of
principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Conservative Growth Portfolio Account	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	0.67%	0.67%
Total Annual Account Operating Expenses	0.91%	1.16%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example Strategic Asset Management Conservative Growth Portfolio Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	93	290	504	1,120
Class 2	118	368	638	1,409

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 42.2% of the average
value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty
funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying
Fund based on the investment
profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within
predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy,
the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•     Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-
      income fund

•     Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund

•     Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less
than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios indirectly through
the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolios indirectly through the
underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior
to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class
2 shares.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income
securities. Performance of a blended index shows how the Account's performance compares to an index with similar
investment objectives, and performance of the components of the blended index are also shown. The weightings for
Capital Benchmark 80/20 are 80% S&P 500 Index and 20% Barclays Capital
Aggregate Bond Index.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    14.61%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -19.24%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Conservative Growth Portfolio Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 06/03/1997)	15.22%	3.50%	4.07%
Class 2	Class 2 (inception 11/06/2001)	14.92%	3.24%	3.81%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Capital Benchmark (80/20)	Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	13.68%	3.25%	2.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Strategic Asset Management Conservative Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios,
the Conservative Growth Portfolio should offer investors the potential for a low to medium level of
income and a medium to high level of capital growth, while exposing them to a medium to high level of
principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 42.2% of the average
value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty
funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying
Fund based on the investment
profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within
predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy,
the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•     Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-
      income fund

•     Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund

•     Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less
than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios indirectly through
the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolios indirectly through the
underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior
to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class
2 shares.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income
securities. Performance of a blended index shows how the Account's performance compares to an index with similar
investment objectives, and performance of the components of the blended index are also shown. The weightings for
Capital Benchmark 80/20 are 80% S&P 500 Index and 20% Barclays Capital
Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09    14.61%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -19.24%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Strategic Asset Management Conservative Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.24%)
Strategic Asset Management Conservative Growth Portfolio Account | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Conservative Growth Portfolio Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Conservative Growth Portfolio Account | Capital Benchmark (80/20)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.53%
Strategic Asset Management Conservative Growth Portfolio Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2001	rr_AnnualReturn2001	(3.56%)
Annual Return 2002	rr_AnnualReturn2002	(15.52%)
Annual Return 2003	rr_AnnualReturn2003	28.74%
Annual Return 2004	rr_AnnualReturn2004	11.78%
Annual Return 2005	rr_AnnualReturn2005	7.04%
Annual Return 2006	rr_AnnualReturn2006	12.20%
Annual Return 2007	rr_AnnualReturn2007	9.29%
Annual Return 2008	rr_AnnualReturn2008	(33.11%)
Annual Return 2009	rr_AnnualReturn2009	25.70%
Annual Return 2010	rr_AnnualReturn2010	15.22%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 06/03/1997)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.07%
Strategic Asset Management Conservative Growth Portfolio Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 11/06/2001)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.81%

Strategic Asset Management Flexible Income Portfolio Account (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio Account
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return
(consisting of reinvestment of income with
some capital appreciation). In general, relative to the other Portfolios, the
Flexible Income Portfolio
should offer investors the potential for a high level of income and a low level of capital growth, while
exposing them to a low level of principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Flexible Income Portfolio Account	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	0.57%	0.57%
Total Annual Account Operating Expenses	0.81%	1.06%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example Strategic Asset Management Flexible Income Portfolio Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	83	259	450	1,002
Class 2	108	337	585	1,294

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 31.5% of the average
value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty
funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying
Fund based on the investment
profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within
predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy,
the financial markets and the relative market valuations of the Underlying
Funds.

The Portfolio:

•     Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-
      income fund

•     Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund

•     Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios
indirectly through the underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios indirectly
through the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. The predecessor fund's performance in 1999
benefited from the agreement of Edge and its affiliates to limit the fund's expenses. Performance of the Class 2
shares for periods prior to inception of the class reflects performance of the
Class 1 shares, which have the same
investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The S&P 500 Index is used to show performance of the large cap U.S. equity market. Performance of a blended
index shows how the Account's performance compares to an index with similar investment objectives, and
performance of the components of the blended index are also shown. The weightings for Capital Benchmark 25/75
are 25% S&P 500 Index are 75% Barclays Capital Aggregate Bond Index.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09     10.44%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08     -6.95%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Flexible Income Portfolio Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 09/09/1997)	10.51%	5.32%	5.64%
Class 2	Class 2 (inception 11/06/2001)	10.26%	5.06%	5.38%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Capital Benchmark (25/75)	Capital Benchmark (25/75) (reflects no deduction for fees, expenses or taxes)	9.03%	5.22%	5.01%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Strategic Asset Management Flexible Income Portfolio Account (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide a high level of total return
(consisting of reinvestment of income with
some capital appreciation). In general, relative to the other Portfolios, the
Flexible Income Portfolio
should offer investors the potential for a high level of income and a low level of capital growth, while
exposing them to a low level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 31.5% of the average
value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty
funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying
Fund based on the investment
profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within
predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy,
the financial markets and the relative market valuations of the Underlying
Funds.

The Portfolio:

•     Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-
      income fund

•     Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund

•     Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios
indirectly through the underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios indirectly
through the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market
price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also
typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. The predecessor fund's performance in 1999
benefited from the agreement of Edge and its affiliates to limit the fund's expenses. Performance of the Class 2
shares for periods prior to inception of the class reflects performance of the
Class 1 shares, which have the same
investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The S&P 500 Index is used to show performance of the large cap U.S. equity market. Performance of a blended
index shows how the Account's performance compares to an index with similar investment objectives, and
performance of the components of the blended index are also shown. The weightings for Capital Benchmark 25/75
are 25% S&P 500 Index are 75% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '09     10.44%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08     -6.95%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Strategic Asset Management Flexible Income Portfolio Account (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.95%)
Strategic Asset Management Flexible Income Portfolio Account | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Flexible Income Portfolio Account | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Flexible Income Portfolio Account | Capital Benchmark (25/75)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (25/75) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.01%
Strategic Asset Management Flexible Income Portfolio Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Annual Return 2001	rr_AnnualReturn2001	4.84%
Annual Return 2002	rr_AnnualReturn2002	2.14%
Annual Return 2003	rr_AnnualReturn2003	13.30%
Annual Return 2004	rr_AnnualReturn2004	6.47%
Annual Return 2005	rr_AnnualReturn2005	3.41%
Annual Return 2006	rr_AnnualReturn2006	6.84%
Annual Return 2007	rr_AnnualReturn2007	6.09%
Annual Return 2008	rr_AnnualReturn2008	(13.76%)
Annual Return 2009	rr_AnnualReturn2009	19.95%
Annual Return 2010	rr_AnnualReturn2010	10.51%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 09/09/1997)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.64%
Strategic Asset Management Flexible Income Portfolio Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 11/06/2001)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.38%

Strategic Asset Management Strategic Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio Account
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios,
the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and
a corresponding level of principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Strategic Growth Portfolio Account	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	0.69%	0.69%
Total Annual Account Operating Expenses	0.93%	1.18%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
Expense Example Strategic Asset Management Strategic Growth Portfolio Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	95	296	515	1,143
Class 2	120	375	649	1,432

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 51.7% of the average
value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty
funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying
Fund based on the investment
profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within
predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy,
the financial markets and the relative market valuations of the Underlying
Funds.

The Portfolio:

•    Generally invests between 0 and 25% of its assets in fixed-income funds, and less than 25% in any one fixed-
     income fund

•    Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund

•    Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios indirectly through
the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolios indirectly through the
underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly though the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance reflects the performance of the predecessor fund. The predecessor fund's performance in 1999
benefited from the agreement of Edge and its affiliates to limit the predecessor fund's expenses. Performance
reflects the performance of the predecessor fund, and performance of the Class
2 shares for periods prior to
inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class
2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '03    16.85%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -22.38%

Average Annual Total Returns (%) For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Strategic Growth Portfolio Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 1 (inception 06/03/1997)	16.40%	2.84%	3.32%
Class 2	Class 2 (inception 11/06/2001)	16.18%	2.59%	3.09%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Strategic Asset Management Strategic Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios,
the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and
a corresponding level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees
and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and,
indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares
of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and
sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are
not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund
and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 51.7% of the average
value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.70%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Account for the time periods indicated and then
redeem all of your shares at the end of those periods. The Example also assumes that your
investment has a 5% return each year and that the Account's operating expenses remain the same. If
separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Number of years you own your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty
funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying
Fund based on the investment
profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within
predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy,
the financial markets and the relative market valuations of the Underlying
Funds.

The Portfolio:

•    Generally invests between 0 and 25% of its assets in fixed-income funds, and less than 25% in any one fixed-
     income fund

•    Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund

•    Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios indirectly through
the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed
market countries because the emerging market countries markets are less developed and liquid. Emerging market
countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be
extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

The Portfolio has less exposure than the Flexible Income and Conservative Balanced
Portfolios indirectly through the
underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly though the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large
redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions
may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such
investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely
affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10
years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market
performance. Past performance is not necessarily an indication of how the
Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other
contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance reflects the performance of the predecessor fund. The predecessor fund's performance in 1999
benefited from the agreement of Edge and its affiliates to limit the predecessor fund's expenses. Performance
reflects the performance of the predecessor fund, and performance of the Class
2 shares for periods prior to
inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2
shares, but has been adjusted downward to reflect the higher expenses of Class
2 shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                 Q2 '03    16.85%
Lowest return for a quarter during the period of the bar
chart above:                                                 Q4 '08    -22.38%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2010
Strategic Asset Management Strategic Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.38%)
Strategic Asset Management Strategic Growth Portfolio Account | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Strategic Growth Portfolio Account | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Annual Return 2001	rr_AnnualReturn2001	(6.25%)
Annual Return 2002	rr_AnnualReturn2002	(20.53%)
Annual Return 2003	rr_AnnualReturn2003	33.07%
Annual Return 2004	rr_AnnualReturn2004	12.83%
Annual Return 2005	rr_AnnualReturn2005	7.71%
Annual Return 2006	rr_AnnualReturn2006	13.06%
Annual Return 2007	rr_AnnualReturn2007	9.61%
Annual Return 2008	rr_AnnualReturn2008	(37.42%)
Annual Return 2009	rr_AnnualReturn2009	27.45%
Annual Return 2010	rr_AnnualReturn2010	16.40%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 (inception 06/03/1997)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.32%
Strategic Asset Management Strategic Growth Portfolio Account | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 (inception 11/06/2001)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.09%